October 11, 2023

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: Form 40-33 – Civil Action Documents Filed with regard to Alger Family of Funds

Ladies and Gentlemen:

On behalf of The Alger Portfolios (811-05550), The Alger Funds (811-1355), The Alger Funds II (811-1743) and The Alger Institutional Funds (811-7986) and certain affiliated persons thereof, and pursuant to Section 33 of the Investment Company Act of 1940, as amended, attached please find copies of the complaint and memorandum of law in support of temporary and preliminary injunctive relief and expedited discovery relating to the matter Fred Alger Management, LLC et al. v. Impulse Dynamic PLC et al. (Case No. 654908/2023).

If you have any questions regarding this submission, please contact me at 212.806.8838 or tpayne@alger.com.

Sincerely,

/s/ Tina Payne

Tina Payne

Chief Legal Officer and Secretary

Alger Family of Funds

Attachments

The Alger Family of Funds

100 Pearl Street, 27th Floor, New York, NY 10004 • www.alger.com

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SUPREME COURT OF THE STATE OF NEW YORK
COUNTY OF NEW YORK

FRED ALGER MANAGEMENT, LLC; ALGER 35 FUND; ALGER DYNAMIC RETURN FUND; ALGER HEALTH SCIENCES FUND; ALGER DYNAMIC OPPORTUNITIES FUND; ALGER LIFE SCIENCES INNOVATION FUND; ALGER SICAV – ALGER DYNAMIC OPPORTUNITIES FUND; ALGER SICAV – ALGER SMALL CAP FOCUS FUND; ALGER SICAV – ALGER WEATHERBIE SPECIALIZED GROWTH FUND; ALGER SMALL CAP FOCUS FUND; ALGER SMALL CAP GROWTH FUND; ALGER SMALL CAP GROWTH INSTITUTIONAL FUND; ALGER SMALL CAP GROWTH PORTFOLIO; ALGER WEATHERBIE SPECIALIZED GROWTH FUND; REDMILE GROUP, LLC; RAF, L.P.; REDMILE BIOPHARMA INVESTMENTS III, L.P.; and REDMILE STRATEGIC TRADING SUB, LTD.;

Index No. _________ SUMMONS

Plaintiffs,
v.

IMPULSE DYNAMICS PLC; SHLOMO BEN-HAIM; HERON HO; RAY YANG; JAMES TOBIN; JOSEPH CAPPER; DANIEL SCAVILLA; ANTONY OWERS; SHLOMI NACHMAN; JOHN LIDDICOAT; HOBART HEALTHCARE INVESTMENT LIMITED; IMPULSE DYNAMICS BV; TEODORO 29 CORP; CLIFORD INVESTMENT LIMITED; CSI CAPRICORNUS LIMITED; WARMLIGHT LIMITED; and RIGHT DIRECT INVESTMENTS LIMITED;

Defendants.

TO THE ABOVE-NAMED DEFENDANTS:

You are hereby summoned and required to serve upon plaintiffs’ attorney an answer to the complaint in this action within twenty (20) days after service of this Summons upon you, exclusive of the day of service, or within thirty (30) days after service is complete if this

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Summons is not personally delivered to you within the State of New York. In the case of your failure to answer, judgment will be taken against you by default for the relief demanded in the annexed complaint.

Venue is appropriate in New York County under CPLR 501 and 503(a) because the parties consented to jurisdiction in New York, New York in the agreements from which this dispute arises and because New York County is the principal place of business of the Alger Plaintiffs and the place of residence for Defendant Capper.

Dated:	New York, New York
	October 4, 2023		Clarick gueron Reisbaum LLP

		By:	s/ Isaac B. Zaur
Isaac B. Zaur
David Kimball-Stanley
Nora Niedzielski-Eichner
220 Fifth Avenue, Floor 14
New York, New York 10001
Phone: (212) 633-4310
izaur@cgr-law.com

Rolnick Kramer Sadighi LLP

By:
Marc B. Kramer
Steven M. Hecht
Jeffrey Ritholtz
1251 Avenue of the Americas
New York, NY 10020
Phone: (212) 597-2800

Attorneys for Plaintiffs

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SUPREME COURT OF THE STATE OF NEW YORK

COUNTY OF NEW YORK

FRED ALGER MANAGEMENT, LLC; ALGER 35 FUND; ALGER DYNAMIC RETURN FUND; ALGER HEALTH SCIENCES FUND; ALGER DYNAMIC OPPORTUNITIES FUND; ALGER LIFE SCIENCES INNOVATION FUND; ALGER SICAV – ALGER DYNAMIC OPPORTUNITIES FUND; ALGER SICAV – ALGER SMALL CAP FOCUS FUND; ALGER SICAV – ALGER WEATHERBIE SPECIALIZED GROWTH FUND; ALGER SMALL CAP FOCUS FUND; ALGER SMALL CAP GROWTH FUND; ALGER SMALL CAP GROWTH INSTITUTIONAL FUND; ALGER SMALL CAP GROWTH PORTFOLIO; ALGER WEATHERBIE SPECIALIZED GROWTH FUND; REDMILE GROUP, LLC; RAF, L.P.; REDMILE BIOPHARMA INVESTMENTS III, L.P.; and REDMILE STRATEGIC TRADING SUB, LTD.;

Index No. ______________ VERIFIED COMPLAINT JURY TRIAL DEMANDED
Plaintiffs, v.

IMPULSE DYNAMICS PLC; SHLOMO BEN-HAIM; HERON HO; RAY YANG; JAMES TOBIN; JOSEPH CAPPER; DANIEL SCAVILLA; ANTONY OWERS; SHLOMI NACHMAN; JOHN LIDDICOAT; HOBART HEALTHCARE INVESTMENT LIMITED; IMPULSE DYNAMICS BV; TEODORO 29 CORP; CLIFORD INVESTMENT LIMITED; CSI CAPRICORNUS LIMITED; WARMLIGHT LIMITED; and RIGHT DIRECT INVESTMENTS LIMITED;

Defendants.

Plaintiffs Fred Alger Management, LLC (“Alger”); Alger 35 Fund; Alger Dynamic Return Fund; Alger Health Sciences Fund; Alger Dynamic Opportunities Fund; Alger Life Sciences

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Innovation Fund; Alger SICAV – Alger Dynamic Opportunities Fund; Alger SICAV – Alger Small Cap Focus Fund; Alger SICAV – Alger Weatherbie Specialized Growth Fund; Alger Small Cap Focus Fund; Alger Small Cap Growth Fund; Alger Small Cap Growth Institutional Fund; Alger Small Cap Growth Portfolio; Alger Weatherbie Specialized Growth Fund (together with Alger, the “Alger Plaintiffs”); Redmile Group, LLC (“Redmile”); RAF, L.P.; Redmile Biopharma Investments III, L.P.; and Redmile Strategic Trading Sub, Ltd. (together with Redmile, the “Redmile Plaintiffs” and, together with the Alger Plaintiffs, “Plaintiffs”), by their undersigned attorneys, for their Verified Complaint against Defendants Impulse Dynamics plc (“Impulse Dynamics” or the “Company”), Shlomo Ben-Haim (“Ben-Haim”), Heron Ho, Ray Yang, James Tobin, Joseph Capper, Daniel Scavilla, Antony Owers, Shlomi Nachman, John Liddicoat, Hobart Healthcare Investment Limited (“Hobart”), Impulse Dynamics BV, Teodoro 29 Corp, Cliford Investment Limited, CSI Capricornus Limited, Warmlight Limited, and Right Direct Investments Limited (together, the “Defendants”), allege the following upon information and belief, except as to the allegations pertaining to the Plaintiffs, which are alleged upon personal knowledge.

NATURE OF THE ACTION

1.  The controlling shareholders of Defendant Impulse Dynamics, through their appointees and allies on the Company’s board of directors (“Board”), have placed the Company in dire financial jeopardy and have violated every reasonable expectation of the Company’s minority shareholders. They defrauded Plaintiffs into making a cash infusion on the false promise of an imminent initial public offering (“IPO”) of the Company’s shares and then took steps to destroy any chance of an IPO despite very positive market reaction and for no legitimate business reason, but only to avoid being diluted vis-à-vis the Plaintiffs. Their abandonment of the IPO created an acute liquidity crunch. The controlling shareholder group then exploited this

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manufactured liquidity crunch by threatening (and indeed to at least some extent already implementing) an insider debt financing with Defendant, Company founder, and Board member Ben-Haim that violates at least five separate protective covenants in Plaintiffs’ subscription agreements and would make him one of the Company’s largest creditors, dramatically tipping the balance of power by giving him the ability and incentive to drive the Company into bankruptcy and seek to own it outright.

2.  By causing the Company to abandon the IPO, Ben-Haim, the director appointees of his fellow controlling shareholders, Heron Ho and Ray Yang, and their cronies on the Board, James Tobin, Joseph Capper, Daniel Scavilla, Antony Owers, Shlomi Nachman, and John Liddicoat (collectively, the “Director Defendants”) placed their interests as owners of Series A, B, and/or C equity and their personal fealty to Ben-Haim above their duties to the Company and especially their duties to Plaintiffs and the other holders of Series D and Series E shares. Their actions can only be understood as the culmination of their scheme to defraud Plaintiffs and as unlawful oppressive conduct designed to frustrate the rights of the minority Series D and Series E holders.

3.  The destruction of the IPO process is even more egregiously oppressive—and indeed fraudulent— given the numerous assurances provided by Ben-Haim and the other members of his group that the Company would go forward with the IPO. It is now clear that the controlling shareholders and their supporters on the Board never intended to complete the IPO process. They specifically misrepresented and concealed that fact in order to induce plaintiffs to fund $46 million in new money in a June 2023 “Series E Prime” round.

4.  As investors in the Company’s Series D and Series E common stock, Plaintiffs possess consent rights to approve (or veto) any transaction with certain features, including (i) non-

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market debt; (ii) insider transactions other than in the ordinary course; (iii) unbudgeted new debt in excess of $10 million; (iv) new security interests against Company assets; and (v) debt (or other transactions) that creates any right to subscribe for or convert to equity (collectively, “Minority Consent Rights”).

5.  In recent days, Ben-Haim has indicated his intent to lend the company $50 million in an unbudgeted, extraordinary transaction at a far-above-market combination of high interest rates and a conversion feature at an outrageous discount of 30 percent, and partially secured against Company assets (the “Ben-Haim Debt”). On information and belief, Ben-Haim has already advanced the Company $5 million of the proposed $50 million. If implemented as described in the draft loan documents shared with Plaintiffs, the Ben-Haim Debt would violate all five of the Minority Consent Rights enumerated in the prior paragraph.

6.  The Ben-Haim Debt—if approved and incurred in full—would also push the Company to the brink of insolvency, potentially creating an opportunity for Ben-Haim and his cronies to seize complete control (and even ownership) of the Company to the further exclusion of the minority shareholders and the complete loss of the millions of dollars they have poured into the Company. Plaintiffs seek a declaration from the Court that the Ben-Haim Debt would breach the shareholder agreements establishing the Minority Consent Rights, a finding that the Company has breached the shareholder agreements by accepting partial funding of the Ben-Haim Debt, and (by contemporaneous motion) a preliminary injunction against executing any approval or further acceptance of funding under the Ben-Haim Debt.

7.  It is also clear that the Company breached its warranty to Plaintiffs in connection with their Series E Prime investments that it had no intention to terminate any “Key Employee” (the “Key Employee Warranty”). Just days after Plaintiffs delivered their funds, certain of the

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Director Defendants voted to terminate Company CEO Simos Kedikoglou’s employment, an action that the investment bank underwriters indicated reduced the feasibility of a near-term IPO to almost zero.

8.  Hence, the Company has threatened to breach (and indeed appears already to have breached) Plaintiffs’ Minority Consent Rights. It clearly has breached the Key Employee Warranty. The Director Defendants have tortiously interfered (and threaten to continue to tortiously interfere) with those same Minority Consent Rights and Key Employee Warranty. And the Director Defendants have defrauded and oppressed the minority shareholder Plaintiffs by deceiving them into a new investment, terminating the imminent IPO that was not only promised but was also the best available prospect for needed cash, and instead using the lack of an IPO to enter into an insider debt deal that is not in the best interests of the Company, will further diminish Plaintiffs’ rights, and risks the loss of Plaintiffs’ tens of millions of dollars in investments.

9.  Accordingly, Plaintiffs seek (i) a declaration and an injunction to prevent the Company from going forward with the Ben-Haim Debt; (ii) damages from the Company for its breach of the Key Employee warranty and the Minority Consent Rights if the Ben-Haim Debt is incurred; (iii) damages for the Director Defendants’ tortious interference with the Plaintiffs’ rights under the shareholder agreements; (iv) rescission (or, in the alternative, damages) for the Defendants’ fraud; and (v) damages and equitable relief holding the Defendants to account for their past oppressive conduct and to prevent its recurrence.

JURISDICTION AND VENUE

10.  This Court has jurisdiction over the subject matter of this action pursuant to N.Y. Const. Art. 6, § 7(a) and N.Y. CPLR § 301.

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11.  This Court has jurisdiction over the Defendants because the parties consented to the exclusive jurisdiction of New York State and Federal courts in each of the agreements pursuant to which Plaintiffs acquired their Company shares. Those agreements include a December 21, 2022 Amended and Restated Subscription Agreement between the Redmile Plaintiffs and the Company; a December 23, 2022 Amended and Restated Stock Subscription Agreement between the Alger Plaintiffs and the Company; and June 2, 2023 and June 9, 2023 Subscription and Joinder Agreements between the Alger Plaintiffs and the Company and the Redmile Plaintiffs and the Company, respectively. Each of these agreements includes a “Governing Law and Jurisdiction” provision, which states as follows:

This [] Agreement shall be governed by the laws of State of New York (excluding its rules of conflict of laws). All Actions arising out of or relating to this Agreement shall be heard and determined exclusively in any state or federal court located in New York, New York (or in any appellate courts thereof) (the “Specified Courts”). Each party hereto hereby (i) submits to the exclusive jurisdiction of any Specified Court for the purpose of any Action arising out of or relating to this Agreement brought by any party hereto, and (ii) irrevocably waives, and agrees not to assert by way of motion, defense or otherwise, in any such Action, any claim that it is not subject personally to the jurisdiction of the above-named courts, that its property is exempt or immune from attachment or execution, that the Action is brought in an inconvenient forum, that the venue of the Action is improper, or that this Agreement or the transactions contemplated hereby may not be enforced in or by any Specified Court. (Emphases added.)

12.  Venue is proper in this County because the parties consented in the Governing Law and Jurisdiction provisions to a New York, New York venue for any actions arising out the agreements. New York, New York is also the principal place of business of the Alger Plaintiffs, and Defendant Capper resides here.

PARTIES

13.  Plaintiff Alger is a Delaware limited liability company with its principal place of business in New York City. Alger was founded in 1964 and is an investment adviser registered

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with the Securities and Exchange Commission (“SEC”). Alger has assets under management of approximately $22.2 billion. Alger’s investments focus on companies experiencing high unit volume growth or undergoing positive life cycle changes. At all relevant times, Alger was the investment manager for the other Alger Plaintiffs.

14.  Plaintiff Alger 35 Fund is a Massachusetts business trust with its principal place of business in New York, New York.

15.  Plaintiff Alger Dynamic Return Fund is a Delaware limited liability company with its principal place of business in New York, New York.

16.  Plaintiff Alger Dynamic Opportunities Fund is a Massachusetts business trust with its principal place of business in New York, New York.

17.  Plaintiff Alger Health Sciences Fund is a Massachusetts business trust with its principal place of business in New York, New York.

18.  Plaintiff Alger Life Sciences Innovation Fund is a Delaware limited partnership with its principal place of business in New York, New York.

19.  Plaintiff Alger SICAV – Alger Dynamic Opportunities Fund is a Luxembourg société d’investissement à capital variable (UCITS) with its principal place of business in New York, New York.

20.  Plaintiff Alger SICAV – Alger Small Cap Focus Fund is a Luxembourg société d’investissement á capital variable (UCITS) with its principal place of business in New York, New York.

21.  Plaintiff Alger SICAV – Alger Weatherbie Specialized Growth Fund is a Luxembourg société d’investissement á capital variable (UCITS) with its principal place of business in New York, New York.

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22.  Plaintiff Alger Small Cap Focus Fund is a Massachusetts business trust with its principal place of business in New York, New York.

23.  Plaintiff Alger Small Cap Growth Fund is a Massachusetts business trust with its principal place of business in New York, New York.

24.  Plaintiff Alger Small Cap Growth Institutional Fund is a Massachusetts business trust with its principal place of business in New York, New York.

25.  Plaintiff Alger Small Cap Growth Portfolio is a Massachusetts business trust with its principal place of business in New York, New York.

26.  Plaintiff Alger Weatherbie Specialized Growth Fund is a Massachusetts business trust with its principal place of business in New York, New York.

27.  Plaintiff Redmile is a Delaware limited liability company with its principal place of business in San Francisco, California. Redmile was founded in 2007 and is an investment adviser registered with the SEC. As of December 31, 2022, it had approximately $7.2 billion in assets under management. Redmile’s investments focus on the healthcare sector. At all relevant times, Redmile was the investment manager for the other Redmile Plaintiffs.

28.  Plaintiff RAF, L.P. is a Cayman Islands limited partnership with its principal place of business in San Francisco, California.

29.  Plaintiff Redmile Biopharma Investments III, L.P. is a Delaware limited partnership with its principal place of business in San Francisco, California.

30.  Plaintiff Redmile Strategic Trading Sub, Ltd. is a Cayman Islands limited private company with its principal place of business in San Francisco, California. Redmile Strategic Trading Sub, Ltd. received shares in Impulse Dynamics from Redmile Strategic Master Fund, L.P.,

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which is a Cayman Islands limited partnership with its principal place of business in San Francisco, California, following the Company’s redomiciliation from Curacao to Ireland in 2022.

31.  Collectively, Plaintiffs own approximately 14 percent of the Company’s Series D shares and approximately 72 percent of the Company’s Series E shares.

32.  Defendant Impulse Dynamics is an Irish public limited company with its principal place of business in Marlton, New Jersey. The Company was founded in 1996 and describes itself as a “medical device company determined to transform the treatment of chronic heart failure.”

33.  Defendant Ben-Haim is an individual residing in the United Kingdom. Ben-Haim is the founder of Impulse Dynamics and has been a member of the Board since its founding. Ben-Haim is also the Company’s most influential shareholder, controlling approximately 44 percent of the Company’s voting stock through Hobart’s, Impulse Dynamics BV’s, and Teodoro 29 Corp’s investments in the Company’s Class A shares.

34.  Defendant Owers is an individual residing in Curacao. Owers has been a Managing Director of Impulse Dynamics since 2001 and has served on the Board since August 2023.

35.  Defendant Nachman is an individual residing in California. Nachman has served on the Board since August 2023.

36.  Defendant Liddicoat is an individual residing in Minnesota. Liddicoat has served on the Board since August 2023.

37.  Defendant Ho is an individual residing in Hong Kong. Ho has served on the Board since 2016. Ho is the director appointee of Cliford Investment Limited, which owns approximately 5 percent of the Company’s voting stock.

38.  Defendant Yang is an individual residing in China. Yang has served on the Board since 2017. Yang is the director appointee of CSI Capricornus, Warmlight Limited, and Right

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Direct Investments, which collectively own approximately 8 percent of the Company’s voting stock.

39.  Defendant Tobin is an individual residing in Tennessee. Tobin served on the Board from November 2021 until his resignation in July 2023.

40.  Defendant Capper is an individual residing in New York. Capper served on the Board from November 2021 until his resignation in July 2023.

41.  Defendant Scavilla is an individual residing in Pennsylvania. Scavilla served on the Board from November 2021 until his resignation in July 2023.

42.  Defendant Hobart is a Bermuda corporation that owns 78,420,024 Class A shares in the Company. It is represented on the Board by Ben-Haim.

43.  Defendant Impulse Dynamics BV is an Amsterdam, Netherlands corporation that owns 8,824,220 Class A shares. It is effectively controlled by its largest shareholder, Ben-Haim.

44.  Defendant Teodoro 29 Corp is a New York, New York corporation that owns 1,570,718 Class A shares in the Company. Its leadership team is close personal friends with, and effectively controlled by, Ben-Haim.

45.  Defendant Cliford Investment Limited is a British Virgin Islands corporation that owns 10,397,111 Class B shares in the Company. It is represented on the Board by Defendant Ho, who also works as Deputy Investment Director at Cliford Investment Limited.

46.  Defendant CSI Capricornus Limited is a British Virgin Islands corporation that owns 5,162,866 Class C shares in the Company. It is represented on the Board by Defendant Yang.

47.  Defendant Warmlight Limited is a Hong Kong, China corporation that owns 6,883,821 Class C shares in the Company. It is represented on the Board by Defendant Yang.

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48.  Defendant Right Direct Investments Limited is a Beijing, China corporation that owns 3,441,911 Class C shares in the Company. It is represented on the Board by Defendant Yang.

49.  Together, Ben-Haim and the entities represented by Defendants Ho and Yang effectively control a majority of the Company—owning approximately 57 percent of the Company’s voting shares collectively.

RELEVANT NON-PARTIES

50.  Simos Kedikoglou (“Kedikoglou”) served as the CEO and a Board member of Impulse Dynamics from 2013 to July 2023, when he was removed by the Board.

51.  Jason Spees (“Spees”) was hired by Impulse Dynamics in July 2021 as President, Chief Commercial Officer, and became a Board member in or around August 2023.

52.  Glenn Muir (“Muir”) served on the Board from November 2021 until his resignation in July 2023.

53.  John Bakewell (“Bakewell”) served on the Board from November 2021 until his resignation in July 2023.

54.  Kennedy Lewis Investment Management LLC (“Kennedy Lewis”) holds the Company’s only current material debt incurred outside the ordinary course of the business, with an estimated outstanding principal of $55 million.

FACTUAL ALLEGATIONS

Impulse Dynamics

55.  The Company is a commercial-stage medical device company delivering a new form of therapy for heart failure called cardiac contractility modulation (“CCM”).

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56.  CCM therapy directly stimulates the heart and alleviates heart failure symptoms by applying a series of electric pulses that enhance performance of the heart. Approximately 7.3 million people are currently living with heart failure in the United States. The Company’s Optimizer Smart System (“Optimizer”) is the only device approved by the FDA for CCM therapy.

57.  Today, the Optimizer is indicated only for treatment of a subset of heart failure patients, namely those suffering from class III heart failure with “low ejection fraction.” The Company is seeking to expand this clinical indication to another heart failure patient group, those with “preserved ejection fraction,” who currently have limited therapeutic options. The Company is currently enrolling a 1,500-patient, quadruple-blinded and controlled clinical study called AIM HIGHer, which will test the use of CCM therapy in these preserved ejection fraction heart failure patients. The FDA has given “Breakthrough Device” designation to the Optimizer due to the clinically important improvement it provides for a patient group without other effective therapies.

58.  A successful outcome of the AIM HIGHer study could lead to use of Optimizer in a far larger population of heart failure patients worldwide, improving the quality of many thousands of lives and positioning the Company for extraordinary growth and profitability.

59.  The Company is also developing a novel technology that would combine the benefits of CCM therapy with the life-saving effects of a defibrillator. The product candidate, called the Optimizer Integra CCM-D (“Integra”), has been granted FDA Breakthrough Device designation, and has started clinical trials that have been delayed due to changes in senior leadership at the Company brought about by the failure to IPO.

60.  While the Company generates revenue from sales of the Optimizer, its research and manufacturing costs outstrip those revenues and are expected to do so for many months to come.

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Hence, the Company has relied on fundraising from equity investors (like Plaintiffs) and, up to this point, a single major debtholder, Kennedy Lewis.

Redmile Participates in the Class D Funding Round

61.  On or about November 20, 2019, the Company (under its name prior to its redomiciliation to Ireland) issued 46,750,000 shares of Class D common stock to a group of accredited investors at $3.00 per share for proceeds of approximately $140 million.

62.  Certain of the Redmile Plaintiffs purchased Class D shares in that issuance. Specifically, RAF, L.P. purchased 5,000,000 Class D shares at a total price of $15 million, and Redmile Strategic Master Fund, L.P. purchased 1,666,667 Class D shares at a total price of approximately $5 million (which shares were later transferred to Redmile Strategic Trading Sub, Ltd.).

63.  Pursuant to a Stock Subscription Agreement, dated as of November 20, 2019, Class D investors bargained for various rights, including the Minority Consent Rights.

64.  The Class D investors also negotiated for anti-dilution protection, which would insulate their shares from dilution in the event of a Company IPO at a price below their $3.00 per share price (“Series D Anti-Dilution Right”).

65.  The Minority Consent Rights and the Series D Anti-Dilution Right were originally reflected in a November 20, 2019, stock subscription agreement (the “Series D Original Subscription Agreement”).

Alger Participates in the Initial Class E Funding Round

66.  On or about February 11, 2020, the Company (under its name prior its redomiciliation to Ireland) issued approximately 9.4 million shares of Class E common stock to a group of accredited investors at $3.30 per share for proceeds of approximately $31 million.

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67.  Certain of the Alger Plaintiffs purchased Class E shares as part of the initial Class E issuance. Specifically, Alger Dynamic Return Fund purchased 118,907 Class E shares at a total price of $392,393; Alger Health Sciences Fund purchased 1,515,152 Class E shares at a total price of $5 million; Alger Dynamic Opportunities Fund purchased 1,056,141 Class E shares at a total price of $3,485,265; Alger SICAV – Alger Dynamic Opportunities Fund purchased 340,103 Class E shares at a total price of $1,122,340; Alger SICAV – Alger Weatherbie Specialized Growth Fund purchased 4,179 Class E shares at a total price of $13,791; Alger Small Cap Growth Fund purchased 1,105,151 Class E shares at a total price of $3,646,998; Alger Small Cap Growth Institutional Fund purchased 532,406 Class E shares at a total price of $1,756,940; Alger Small Cap Growth Portfolio purchased 493,655 Class E shares at a total price of $1,629,062; and Alger Weatherbie Specialized Growth Fund purchased 904,912 Class E shares at a total price of $2,986,210.

68.  The Class E investors, like the Class D investors, bargained for a set of investor rights that included the Minority Consent Rights and an anti-dilution provision identical to the Class D Anti-Dilution Right but at the slightly higher price of $3.30 per share instead of $3.00 (“Series E Anti-Dilution Right”). These rights were set forth in a February 11, 2020, stock subscription agreement (the “Series E Original Subscription Agreement”).

The Company Redomiciles to Ireland and Proposes an IPO

69.  In late 2022, the Company re-incorporated in Ireland for the express purpose of conducting an IPO.

70.  In connection with this move, the shareholders were offered the opportunity to exchange their shares in the existing Curacao company on a one-for-one basis for shares in the new Irish company (the “Exchange Offer”) by executing a document that explained, among other

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things, that the Exchange Offer would “facilitate an initial public offering and listing of the Company’s ordinary shares.”

71.  The Company retained Morgan Stanley and JP Morgan to “test the waters” and assess market interest in an IPO.

72.  The Redmile Plaintiffs and the Alger Plaintiffs who had purchased shares in the initial rounds of financing agreed to exchange their Series D and Series E shares, respectively, for shares in the redomiciled Company in anticipation of the IPO.

73.  In connection with the Exchange Offer, Plaintiffs and the Company executed Amended and Restated Stock Subscription Agreements for the Series D (“Series D Subscription Agreement”) and Series E (“Series E Subscription Agreement”) common shares. The Series D Subscription Agreement and Series E Subscription Agreement thus became the operative agreements governing the Investors’ existing shares.

74.  The Series D Subscription Agreement and Series E Subscription Agreement preserved the Minority Consent Rights and the Series D and Series E Anti-Dilution Rights (as well as most of the other rights contained in the original agreements).

75.  With respect to the Minority Consent Rights, Section 3.5(b) of both the Series D Subscription Agreement and Series E Subscription Agreement provides, in relevant part:

Notwithstanding the other provisions of this Amended Agreement, the Articles or similar constitutional documents of the Company, no action shall be taken by the Company in respect of any of the following matters, unless written consent from the Majority Investors is obtained; . . .

(xi) grant any option or right to subscribe for or to convert any instrument into Ordinary Shares or other securities of the Company, except in connection with a transaction which does not otherwise require the prior consent of the Majority Investors pursuant to this Section 3.5(b); . . .

(xiii) borrow any money or incur any debt that is not at market terms, in the reasonable discretion of the Board; . . .

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(xiv) make any provision of security, guarantee or indemnity in any form, or create any financial commitment or Encumbrance (as defined in the Articles) over the Company’s assets…other than during the normal course of the Principal Business or in connection with a transaction which does not otherwise require the prior consent of the Majority Investors;

(xvii) incur any new indebtedness in excess of US$10 million in the aggregate, exclusive of Permitted Indebtedness or indebtedness included in a budget approved by the Board; . . .

(xxii) enter into or be a party to any new material transaction with any director, or executive officer of the Company or any “associate” (as defined in Rule 12b-2 promulgated under the Exchange Act, except an officer) of any such person, except material transactions made in the ordinary course of business of the Company and pursuant to reasonable requirements of the Company’s business and upon fair and reasonable terms that are approved by the Board.

76.  Additionally, Section 3.6 of both the Series D Subscription Agreement and the Series E Subscription Agreement includes an identical anti-dilution provision to the provisions that set out the Series D and Series E Dilution Rights, except that the Series D Subscription Agreement reflects the Series D per-share price of $3.00 and the Series E Subscription Agreement reflects the Series E per-share price of $3.30.

77.  Section 1.3 of the Series E Subscription Agreement provides that additional Class E shares could be issued provided that the investor in such additional shares execute a “Joinder Deed” pursuant to which the investor would agree to be bound by the terms and conditions of the Series E Subscription Agreement.

The Company Induces Additional Investment on the False Pretense of an IPO

78.  In or around April 2023, the Board determined that the Company needed additional funding and approved an additional Series E issuance (the “Series E Prime” round). In support of that effort, the Company, as well as certain of its officers and directors, solicited the Alger

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Plaintiffs and the Redmile Plaintiffs for additional funding while continuing to provide false assurances that the Company would launch an IPO.

79.  Kedikoglou sent an email on April 29, 2023 to all institutional investors, including Plaintiffs, notifying them that “[t]he Board has determined that it is in the best interest to sell additional E shares as we continue to prepare for an initial public offering.” That email also stated that redomiciliation of the Company from Curacao to Ireland was done “in anticipation of an initial public offering.” Rob Faulkner, a Managing Director of Redmile and observer on the Board, indicated to the Board that Alger and Redmile had funds available for a private funding round and that he believed an IPO would be successful, a belief which no member of the Board contested.

80.  Also in late April 2023, Kedikoglou told Alger’s Sanjiv Talwar in direct discussions that the Board had been told in writing—in documents and by email—that any bridge financing committed by Alger would be in expectation of an immediate IPO and that accepting Alger’s financing required the full commitment by the Company and the Board to such IPO.

81.  Consistent with those representations, at a May 21, 2023, Board meeting, certain directors raised questions as to whether approval of the Series E Prime round financing was a commitment by the Company to conduct an IPO and the potential implications if the Company ultimately decided not to go public. Kedikoglou warned the Board that the “new E share investors may control the E share class limiting the Company’s financing options in the future.” He also emphasized that Alger “placed a lot of trust in him.” Certain members of the Board agreed, stating their belief that “the Company needed to make sure it intended to go public in order to accept Alger’s investment in the E shares.”

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82.  In a May 23, 2023 email to Alger, Kedikoglou reported to Alger on discussions about the impending IPO with Morgan Stanley and JP Morgan, as follows: “The banking team has spoken to 3 investors that have already indicated $100m and they are highly confident that the IPO will be oversubscribed.” He continued: “On our side, we need $30m or (ideally) $40m private to then launch a $120m IPO in July that is then moderately upsized (not up-priced) so that it leaves most of the demand for the aftermarket.”

83.  At the May 26, 2023, Board meeting, Kedikoglou told the Board that “Alger remained interested in investing in a pre-IPO round, increasing its allocation to $30m.” The Board approved documentation supporting the new Series E Prime round, with the directors confirming their full understanding of the “warranties and covenants required to be given and made by the Company under the Transaction Documents.” At the same meeting, representatives from Morgan Stanley and JP Morgan presented on the potential IPO, stating that they were “more convinced . . . that an IPO could be conducted successfully for the Company,” and outlining a timetable for further “test the water” meetings with potential investors set for the following month.

84.  The inducement of Alger was successful, and on June 2, 2023, certain of the Alger Plaintiffs entered into a Subscription and Joinder Agreement pursuant to which the Alger Plaintiffs would purchase Series E Prime shares from the Company at $3.30 per share (“Alger Subscription and Joinder Agreement”). Specifically, Alger 35 Fund purchased 164,939 Class E shares at a total price of $544,299; Alger Dynamic Return Fund purchased an additional 99,595 Class E shares at a total price of $328,664; Alger Health Sciences Fund purchased an additional 648,526 Class E shares at a total price of $2,140,136; Alger Dynamic Opportunities Fund purchased an additional 217,130 Class E shares at a total price of $716,529; Alger Life Sciences Innovation Fund purchased 262,782 Class E shares at a total price of $867,181; Alger SICAV – Alger Small Cap

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Focus Fund purchased 445,175 shares at a total price of $1,469,078; and Alger Small Cap Focus Fund purchased 7,255,544 Class E shares at a total price of $23,943,295.

85.  Section 9.1 of the Alger Subscription and Joinder Agreement incorporates the investor rights from the Series E Subscription Agreement, stating as follows:

In consideration for the payment of the Subscription Amount, in accordance with the provisions of Section 1.3 of the E Share Shareholders Agreement, the Subscribers are hereby granted the rights, and shall assume the obligations, applicable to the “Investors” and “Additional Investors” set forth in the E Share Shareholders Agreement.

86.  Accordingly, the Minority Consent Rights attached to the Series E Prime shares as well. The Series E Prime shares also received the Series E Anti-Dilution Rights.

87.  Furthermore, Section 1.10(d) of Schedule 3 in the Alger Subscription and Joinder Agreement includes a separate warranty that the Company “does not have a present intention to terminate the employment of any Key Employee,” including Kedikoglou. Section 3.1 of the Alger Subscription and Joinder Agreement states that the Company’s warranties included in Schedule 3 “are true and correct as of the date hereof and as of the date of the Closing” of the Series E Prime round (which occurred on June 30, 2023). As further protection, Section 4.1.1 of the Alger Subscription and Joinder Agreement states that the Company agrees to “indemnify and hold harmless” any subscribers to the Series E Prime round, as well as their affiliates, officers, and directors, for any “inaccuracy or breach of” the Company’s warranties, including the Key Employee Warranty.

88.  The Redmile Plaintiffs were similarly induced to provide the Company with additional financing.

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89.  On June 7, 2023, Kedikoglou emailed Rob Faulkner of Redmile and asked him for Redmile’s commitment to provide private financing, claiming he needed to know urgently so that “paperwork” for the IPO could go out the following day.

90.  In the course of a June 8, 2023, telephone call, Kedikoglou told Faulkner that Alger had already committed to the Series E Prime financing, and had done so on the express condition that the Company was fully committing to an IPO by accepting Alger’s financing. Kedikoglou explained to Faulkner that the Board had unanimously approved the private financing, knowing that was Alger’s condition, and that there was accordingly no question that the IPO would occur.

91.  On June 9, 2023, Kedikoglou assured Faulkner that “[w]e are filing last confidential F1 today.” By “F1,” Kedikoglou was referring to the Form F-1 that foreign private issuers must file with the SEC for certain registered offerings of securities in the United States for the first time, such as when seeking to IPO and listing securities on the New York Stock Exchange.

92.  On June 9, 2023, the same day Kedikoglou sent that email to Faulkner, Redmile Biopharma Investments III, L.P. entered into a Subscription and Joinder Agreement with the Company pursuant to which it would purchase Series E Prime shares at $3.30 per share (“Redmile Subscription and Joinder Agreement” and, together with the Alger Subscription and Joinder Agreement, the “Subscription and Joinder Agreements”). Specifically, Redmile Biopharma Investments III, L.P. purchased 4,848,484 Class E shares at a total price of $15,999,997.20. The terms of the Redmile Subscription and Joinder Agreement were the same as the terms of the Alger Subscription and Joinder Agreement and afforded the same investor protections as the Series E Subscription Agreement, including the Minority Consent Rights and the Series E Anti-Dilution Rights.

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The Board Secretly Agrees to Cancel the IPO Before the Closing of the Series E Prime

93.  At the June 28, 2023, Board meeting, representatives from Morgan Stanley, JP Morgan, and Evercore provided an update on the “test the waters” efforts in anticipation of the Company’s IPO, stating that “feedback was overall positive with strong demand.” When asked by the Board whether the proposed IPO could be successful in light of current market conditions, the representative from Morgan Stanley responded in the affirmative, and “detailed his view of the unique position of the Company, along with the strong support from several large investors to participate in the proposed IPO.”

94.  Despite the bankers’ assurances that the Company was ready to issue an IPO, the Board secretly considered reneging on its plan. Without the knowledge of the Series D and Series E investors, the Board took a straw vote concerning whether to proceed with various IPO-related resolutions. These resolutions included “the appointment of a sub-committee of the Board to progress and implement the proposed IPO” and the convening of a shareholder meeting to vote on IPO matters. After the deliberately non-binding vote came in at 6 to 3 against proceeding (with Kedikoglou, Muir, and Bakewell voting “yes” and Defendants Ben-Haim, Ho, Yang, Tobin, Capper, and Scavilla voting “no”), the Board decided to “table” those resolutions for discussion at a subsequent meeting of the Board. The Board did not inform the Series D and Series E investors of this vote or the decision to table the resolutions. Despite tabling the resolutions, the Board then discussed (again, without the knowledge of Series D and Series E investors) “what it would mean to the Company if it did not move forward with the proposed IPO, including the need for funding.”

95.  The Series E Prime round offered by the Company closed just two days later, on June 30, 2023. The straw vote and subsequent delay of the resolutions by the Board immediately prior to the closing of the Series E Prime delayed disclosure of the Board’s unwillingness to move

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forward with the IPO until after the closing and thereby allowed the Board to plan for the termination of the IPO without jeopardizing the Series E Prime. The Board had every intention of canceling the IPO, but refrained from doing so formally so that it could continue to solicit investments on the basis of the planned IPO as long as the Series E Prime was open.

Following the Closing of the Series E Prime, the Board Formally Cancels the IPO and Fires Kedikoglou

96.  Less than two weeks after the closing of the Series E Prime, and with the Company’s new investor financing in hand, the Board formally implemented its previously undisclosed decision to forgo the IPO by, among other actions, firing the CEO. Kedikoglou had appeared committed to completing the IPO even after the Series E Prime closed, emailing Rob Faulkner of Redmile on July 9, 2023, “[b]ase case plan of IPO remains and will happen.” On the same day, however, Ben-Haim called representatives of Alger expressing his view that the Company should abandon its IPO plans and work instead toward a strategic transaction with Johnson & Johnson. In protest of the cancellation of the IPO funding, and in no small part due to the broken promise to Alger and Redmile, the Company’s CFO resigned, as did both members of the Audit Committee of the Board, John Bakewell and Glenn Muir.

97.  Notably, an IPO would have heavily diluted Ben-Haim’s interests in the Company, while a private transaction with Johnson & Johnson would potentially have allowed him to maintain his control over the Company. On information and belief, Ben-Haim determined based on his own financial interest to kill the IPO to avoid dilution and loss of control, even though the alternative of a financing from Johnson & Johnson was remote.

98.  A majority of the Board—including Ho, Yang, Tobin, Capper, and Scavilla—followed suit out of fealty to Ben-Haim and/or their own financial or other interests.

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99.  At the July 10, 2023, Board meeting, the Board voted 5 to 2 to remove Kedikoglou as CEO and from the Board, over objections by the dissenting voters (Bakewell and Muir) that doing so would hamper the Company’s ability to pursue an IPO in the time frame the Company needed, that no viable alternative had been put forth, and that the firing of the CEO and thereby an effective termination of the IPO process was an abrogation of their fiduciary duty to the Company. Defendants Ben-Haim, Ho, Tobin, Capper, and Scavilla voted to remove Kedikoglou, while Defendant Yang abstained. Ben-Haim himself was appointed interim CEO. As Plaintiffs now know, the Company and certain of its officers and directors were aware long before accepting Plaintiffs’ Series E Prime investments in June 2023 that the Board would remove Kedikoglou. Hence, the Key Employee Warranty was false when the Series E Prime Subscription and Joinder Agreements were signed.

100. At the same July 10, 2023 meeting at which the Board voted to remove Kedikoglou, the Board also unanimously resolved to pause all efforts related to the IPO. On information and belief, the Board cancelled the IPO to allow Ben-Haim and the other controlling shareholders to preserve their ownership percentage in the Company. This occurred mere weeks before the Company otherwise planned to launch the IPO. Morgan Stanley and JP Morgan had already completed a “test the waters” process—an SEC-sanctioned process of meeting key potential investors in preparation for an IPO—and identified at least $140 million of indicated interest. The Company had already filed the necessary paperwork for the IPO with the SEC, including the Form F-1. Even so, the Board chose to abandon the IPO, which would have guaranteed the Company its much-needed financing. As Plaintiffs now know, the Company and certain of its officers and directors were aware for a substantial period of time prior to the July 10 Board meeting, and certainly prior to accepting Plaintiffs’ additional Series E Prime investments in June 2023, that the

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Board would scuttle a near-term IPO; yet, in order to induce Plaintiffs’ additional investments, the Company still provided assurances to Plaintiffs, as late as July 9, 2023, that an IPO would happen in the very near term.

101.         Board members Bakewell and Muir resigned following the meeting in light of the Board’s decisions to pause work on the IPO and fire Kedikoglou.

102.         The following day, on July 11, 2023, representatives of Alger spoke with Scott Way, General Counsel of the Company, regarding the Board meeting. Way admitted that the decision to fire Kedikoglou “had been discussed for some time.” Way also told Alger that the Company’s planned IPO would be put on hold and that the Company was discussing other strategic options, including a potential deal with Johnson & Johnson, suggesting that alternatives to the IPO had secretly been discussed at the Board level long before the Board’s formal cancellation of the effort.

103.         On July 14, 2023, Harris Currie, the Company’s CFO, resigned because he disagreed with the Board’s decision to cancel the IPO plans.

104.         On July 18, 2023, the Board hired a new CEO, Fred Colen. Colen himself has apparently resigned and been replaced as CEO by former Chief Commercial Officer Jason Spees.

105.         On July 25, 2023, representatives of Alger spoke with Colen and Scott Way. Alger was informed that Ben-Haim was in preliminary discussions with Johnson & Johnson but that additional sources of funding might be needed in the short term to keep the Company afloat, in part because of urgent funding that needed to be directed to the AIM HIGHer clinical study, which had very low enrollment numbers. It thus became clear to Alger that the Board had abandoned the IPO without any real plan for alternative funding, jeopardizing the Company’s future on the baseless assumption that some other form of funding could quickly be secured.

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106.         In or around early August 2023, Defendants Tobin, Capper, and Scavilla also resigned from the Board. On information and belief, these Board members resigned because Ben-Haim led them to believe that a private deal with Johnson & Johnson was possible and would be a superior alternative to an IPO. When it became clear that a transaction with Johnson & Johnson was speculative and had not materialized, these Board members resigned rather than face the consequences of their decision to abandon the IPO. They were replaced on the Board by Defendants Nachman, Owers, and Liddicoat, subject to confirmation by the shareholders.

107.         Thus, in the space of just a few weeks following Plaintiffs’ Series E Prime investments, the Company suspended the IPO (contrary to its numerous express representations), terminated its CEO (contrary to the Key Employee Warranty), saw its CFO resign, and had no fewer than five board members resign in disagreement with Ben-Haim’s and the other Board members’ treatment of Company affairs.

108.         The firing and resignations of the majority of the Board members and key Company officers severely damaged the perception of the Company among investors and effectively doomed the chances of an IPO in the near future. However, Plaintiffs were still confident in their ability to turn the Company around if they could procure additional equity financing and replace the resigned Board members with a slate of directors that would revert to the plan for an IPO.

109.         Plaintiffs retained counsel and, on August 18, 2023, submitted a letter to the Company and the Board providing notice that Plaintiffs were considering legal recourse due to the Board’s actions in “taking the Company to the apparent brink of insolvency in the face of an immediate and secure financing path; possible disingenuous promises to obtain financing; and various and numerous other breaches of duty, all of which contravenes the Board’s duties to act in the best interest of the Company, to act in good faith and to avoid insolvency and threats to the

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viability of the Company, among other things.” Plaintiffs also requested that the Company turn over immediately any documents “concerning the Company’s debt structure and any proposal(s) being contemplated or negotiated by which the Company might increase or alter its existing debt levels.” After receiving no response of substance, Plaintiffs’ counsel reiterated the request for documents and reminded the Company that, among other things, any new indebtedness in excess of $10 million is subject to Series D and Series E shareholder approval.

The Company Stonewalls Plaintiffs and Takes Steps to Issue the Ben-Haim Debt in Breach of the Minority Consent Rights

110.         Rather than take to heart any of the shareholders’ expressed concerns, the now seven-member Board— comprised of Defendants Ben-Haim, Ho, Yang, Owers, Nachman, and Liddicoat, as well as Spees—instead acquiesced in a plan contrived by Ben-Haim to issue $50 million in convertible debt to Hobart, Ben-Haim’s wholly-owned investment vehicle, at between 12 and 18 percent interest, and with conversion to equity at a 30 percent discount to any subsequent equity round. In addition, $25 million of the debt would be secured by a pledge of the Company’s assets.

111.         Such an issuance by the Company without the prior written consent of both the Series D and Series E shareholders would be in direct breach of the Series D Subscription Agreement and Series E Subscription Agreement because it causes the Company to (i) incur debt not at market terms, (ii) incur new indebtedness in excess of $10 million that is not otherwise permitted under the agreements or included in a budget approved by the Board, (iii) enter into a material transaction with a director not in the ordinary course of business and not on fair or reasonable terms, (iv) create a new security interest over company assets, and (v) grant an option or right to convert a debt instrument into equity of the Company.

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112.         Immediately upon learning of a proposed debt issuance to Ben-Haim, on August 26, 2023, Plaintiffs wrote to the Company and expressed their concerns over the financing proposal, reminded the Board of the shareholder approval rights over any such financing, and requested the term sheet for the debt proposal. Plaintiffs’ counsel followed up with additional correspondence on August 29, 2023, reiterating the request for the term sheet as well as prior requests for any documents reflecting whatever financing the Company may have been considering. The Company (through counsel) responded on August 31, 2023, denying any claims of wrongdoing in a conclusory manner and still ignoring Plaintiffs’ repeated requests for documents.

113.         Plaintiffs did not receive any documents reflecting the proposed debt issuance until September 22, 2023, when the Company sent them unsigned loan and subordination agreements for two loans to be repaid on or before June 30, 2026. The first was a loan of $25 million to Hobart at 14 percent interest. The second was a loan to Globalworld Limited (“Globalworld”)—an entity wholly owned and controlled by a close family friend of Ben-Haim—at 14 percent interest with an escalation to 18 percent interest upon the occurrence of an “Event of Default,” including a default by the Company on any indebtedness equal to or greater than $5 million, among other triggers. The proposed loans provided Hobart and Globalworld the ability to convert their debt to equity at a 30 percent discount to any subsequent equity round. Moreover, the repayment date for both loans was accelerated in the event of a change of control, insolvency, an IPO, a “Qualified Investment”—defined as any equity financing in which the shares of the Company are issued in an amount of at least $100 million—and, for the Globalworld loan, an Event of Default.

114.         On September 26, 2023, Plaintiffs were informed that the Company no longer intended to take a loan from Globalworld but rather intended to issue $50 million in debt solely to

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Hobart. The Company sent Plaintiffs revised (but still unsigned) loan and subordination agreements for these new debt issuances. The documents reflected two different $25 million loans to Hobart to be repaid on or before June 30, 2026—one an unsecured loan at 14 percent interest and the other a loan secured against the Company’s assets at 12 percent interest, with an escalation to 18 percent interest upon the occurrence of an Event of Default. Both loans were convertible to equity at a 30 percent discount to any subsequent equity round, and their repayment dates were similarly accelerated in the event of a change of control, insolvency, an IPO, a Qualified Investment, and, for the secured loan, an Event of Default. Both loans would represent plain breaches of the Plaintiffs’ Minority Consent Rights if approved and paid.

115.         Plaintiffs have learned that Ben-Haim has already advanced to the Company $5 million of the $50 million purportedly pledged through the Ben-Haim Debt, in breach of the Minority Consent Rights.

The Ben-Haim Debt Appears Designed to Bankrupt the Company, Which Would Allow Ben-Haim to Seize Enhanced Control and Ownership of the Company

116.         The Director Defendants’ self-interested decisions to halt the IPO and instead move forward on the Ben-Haim Debt could not have come at a worse time. The Company has only about $20 million on hand and is consuming cash at a rate of approximately $7 million per month (over $80 million per year). The Ben-Haim Debt would nearly double the current debt load from $55 million to $105 million, a crushing debt load for a Company valued at $375 million in the abandoned IPO and with only $40 million in annual revenue. Insolvency will be near at hand without major new fundraising.

117.         The problem is made even worse by the prospect that Kennedy Lewis may elect to call for immediate payment of accrued amortization on the Company’s $55 million in existing

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debt, which would pull another $10 million in cash out of the Company and further shorten the cash runway.

118.         Indeed, if Kennedy Lewis should call a default—and there are reportedly two events of default outstanding already—it would make the Ben-Haim Debt even more expensive: the last set of draft loan documents shared with Plaintiffs include a feature that would allow Ben-Haim to escalate the interest rate on one half of the debt to 18 percent upon a default on the Kennedy Lewis debt—and also to force its immediate repayment. The accrued interest on the Ben-Haim debt, like the principal, may then be converted to stock at a 30% discount, a clear effort to gain economic advantage under oppressive terms for all other shareholders in a game of “heads I win, tails you lose.”

119.         Equally important, the magnitude of the debt itself will make a new equity investment prohibitively risky, thereby depressing the equity value, while the 30-percent discounted conversion right will exact an extortionate penalty on minority shareholders with any new infusion of cash through equity.

120.         The Ben-Haim Debt would make Ben-Haim the Company’s second largest creditor, advancing his apparent “loan to own” strategy by giving him the power to push the Company into bankruptcy and acquire its assets for himself in that context. Ben-Haim already owns over 40% of the voting stock of the Company and controls a majority of the Board. If he also becomes the second largest creditor—and if he were to get away with the plainly prohibited insider transactions—his entrenchment will be complete. Plaintiffs therefore seek to enjoin the Company from approving and incurring the Ben-Haim Debt and prohibit Ben-Haim from advancing additional funds to the Company in furtherance of the Ben-Haim Debt.

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121.         Notably, Plaintiffs are not the only shareholders of the Company who have voiced their displeasure with the Company’s present direction. On September 14, 2023, a majority group of Series D shareholders (including the Redmile Plaintiffs) sent a letter to the Company and the Board joining in the concerns previously expressed in correspondence by Plaintiffs, including that the cancellation of the IPO promoted personal interests of particular directors over those of the Company, and that recent or proposed Company actions were, or would be, in breach of investor rights under the Series D Subscription Agreement.

122.         The Series D and Series E shareholders (including Plaintiffs) have already suffered damages as a result of Defendants’ actions and face imminent and irreparable harm. The decision to forgo an IPO or otherwise actively pursue equity financing threatens to plunge the Company into insolvency, and the current Board’s refusal to take any further action to procure public or private financing other than above-market, insider loans pushes the Company ever closer to the brink.

123.         Additionally, by threatening the ability of the Company to continue its operations, Defendants’ actions also threaten the patients who rely on the Company’s technology to ward off the debilitating symptoms of heart failure, and any future patients who would otherwise benefit from the Company’s life-saving technology. The Company has already reached a crisis whereby it will likely run out of money and be unable to continue to sell the Optimizer or fund its clinical trials in the very near term. Allowing Defendants to continue on their current trajectory would jeopardize the future of CCM technology and represent the tragic failure of a once-promising company. Plaintiffs still believe the Company has the potential to revolutionize treatment of heart failure and improve the lives of hundreds of thousands, if not millions, of individuals suffering from the disease worldwide—if it is permitted to survive.

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Defendants Have Refused to Consider Legitimate Alternative Sources of Funding

124.         Notwithstanding Defendants’ manifest focus on facilitating transfer of control and ownership of the Company to Ben-Haim, representatives of Alger and Redmile have continually attempted to engage the Company, the Board, Ben-Haim, and his associates in an effort to provide needed liquidity at an acceptable cost and without creating insurmountable obstacles to additional future funding.

125.         In each such conversation, the Company and Ben-Haim’s representatives have claimed that the Company was taking Plaintiffs’ concerns into account, but that a transaction with Johnson & Johnson or other private equity financing might be feasible, or that the Company might be willing to change course again and pursue an IPO, an option that now appears impossible in the near term as a result of Ben-Haim’s and the other Defendants’ actions.

126.         On information and belief, each such representation was provided to Plaintiffs in bad faith, without any indication that a transaction with Johnson & Johnson would actually occur, or any intent that the Company would pursue an IPO.

127.         Rather, the Company and the Director Defendants were merely trying to forestall litigation against the Defendants while they continued to pursue value-compromising actions that uniquely benefit Ben-Haim, harm Series D and Series E shareholders, and drive the Company toward insolvency.

128.         On September 26, 2023, Alger and Redmile provided the Company with a term sheet for a Series F equity financing, including a $150 million-commitment from a group of investors (including $100 million from Alger and Redmile themselves) that would—if approved—represent a meaningful, medium-term cash infusion for a Company desperately in need of funds.

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129.         This proposed equity investment would provide three times as much cash as the Ben-Haim Debt, without increasing the risk to the Company and equity holders through excessive debt and terms which can only be achieved through self-dealing. The Company has not responded substantively to the Series F proposal or scheduled a follow-up discussion.

130.         Plaintiffs have commenced this action because they can no longer afford to wait—Defendants’ continued fraudulent and oppressive conduct, as well as their willingness to go forward with the Ben-Haim Debt, represent an existential threat to the Company and to the value of Plaintiffs’ investments.

FIRST CAUSE OF ACTION

Declaratory Judgment

(Against Impulse Dynamics)

131.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

132.         The Minority Consent Rights contained in the Series D Subscription Agreement and Series E Subscription Agreement, and incorporated by the Subscription and Joinder Agreements, are valid and binding contractual obligations of the Company.

133.         Plaintiffs have performed their material obligations under the Series D Subscription Agreement, the Series E Subscription Agreement, and the Subscription and Joinder Agreements, including by delivering the purchase price for their Series D, Series E, and Series E Prime shares.

134.         The Minority Consent Rights prohibit the Company from issuing new debt without the express written permission of Plaintiffs: (1) other than at market terms; (2) in any transaction with a board member or other insider other than in the ordinary course of business; (3) in excess of $10 million, exclusive of indebtedness included in a budget approved by the Board; (4) with any right to convert to equity; and (5) creating any new security interest against Company assets.

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135.         The Ben-Haim Debt would breach at least these five of the Minority Consent Rights, including because (1) at between 12 percent and 18 percent interest, and with a 30 percent conversion discount, it is not at market terms; (2) Ben-Haim is a Board member and the new debt is clearly not in the “ordinary course;” (3) it exceeds $10 million and is not included in the 2023 budget; (4) its conversion feature is prohibited other than with respect to transactions otherwise specifically permitted under the Minority Consent Rights; and (5) $25 million of the new debt would be secured by Company assets.

SECOND CAUSE OF ACTION

Breach of Minority Consent Rights and Key Employee Warranty

(Against Impulse Dynamics)

136.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

137.         To the extent the Company has already executed the Ben-Haim Debt transaction, including by accepting $5 million advanced by Ben-Haim, it is liable for actual breach of the Minority Consent Rights contained in the Series D Subscription Agreement and Series E Subscription Agreement, and incorporated in the Subscription and Joinder Agreements, for all the reasons recited in connection with the First Cause of Action.

138.         In addition, the Subscription and Joinder Agreements expressly warrant that the Company had no intention of firing any Key Employee, including then-CEO Kedikoglou. Those warranties apply as of the date of the agreements’ signing, and as of the closing of the Series E Prime round. The Subscription and Joinder Agreements also require the Company to fully indemnify the Investors for any breaches of the warranties in the agreements.

139.         The Company’s termination of Kedikoglou as CEO soon after Plaintiffs had purchased Series E Prime shares under the Subscription and Joinder Agreements, and less than

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two weeks after the Series E Prime round closed, clearly show that the Key Employee Warranties were false when made, resulting in substantial damages to Plaintiffs, for which the Company is required to indemnify them, including (but not limited to) the loss of value of their equity because, among other reasons, the turmoil that resulted from Kedikoglou’s firing severely reduced interest in a Company IPO, upon which Plaintiffs’ investments had been premised.

THIRD CAUSE OF ACTION

Tortious Interference with Contract – Key Employee Warranty

(Against Defendants Ben-Haim, Ho, Yang, Tobin, Capper, and Scavilla)

140.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

141.         The Subscription and Joinder Agreements are binding contracts between plaintiffs and the Company.

142.         Defendants Ben-Haim, Ho, Yang, Tobin, Capper, and Scavilla have, at all relevant times, had actual knowledge of the terms of the Subscription and Joinder Agreements, including the Key Employee Warranty.

143.         Defendants Ben-Haim, Ho, Yang, Tobin, Capper, and Scavilla intentionally procured the Company’s breach of the Key Employee Warranty, by possessing the actual intent to terminate then-CEO Kedikoglou both at the time the Subscription and Joinder Agreements were executed and when the Series E Prime round closed.

144.         Defendants Ben-Haim, Ho, Yang, Tobin, Capper, and Scavilla acted in bad faith, with malice, and in their own personal interest (and not in the interest of the Company) in procuring the Company’s breach of the Key Employee Warranty.

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145.         As a result of these Defendants’ tortious interference with the Subscription and Joinder Agreements, Plaintiffs have suffered substantial damages, including the loss of value of their equity.

FOURTH CAUSE OF ACTION

Tortious Interference with Contract – Minority Consent Rights

(Against Defendants Ben-Haim, Ho, Yang, Owers, Nachman, and Liddicoat)

146.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

147.         The Series D Subscription Agreement, Series E Subscription Agreement, and Subscription and Joinder Agreements are binding contracts between Plaintiffs and the Company.

148.         Defendants Ben-Haim, Ho, Yang, Owers, Nachman, and Liddicoat have, at all relevant times, had actual knowledge of the terms of the Series D Subscription Agreement, Series E Subscription Agreement, and Subscription and Joinder Agreements, including the Minority Consent Rights.

149.         Defendant Ben-Haim has intentionally procured the Company’s breach of the Minority Consent Rights by soliciting acceptance of, actively promoting, and (if the approval, occurs or has occurred) approving the Ben-Haim Debt.

150.         Defendants Ho, Yang, Owers, Nachman, and Liddicoat have or are about to procure the Company’s breach of the Minority Consent Rights by (if the approval occurs or has occurred) approving the Company’s incurrence of the Ben-Haim Debt without receiving, or even requesting, the written consent of the Minority Investors.

151.         Defendants Ben-Haim, Ho, Yang, Owers, Nachman, and Liddicoat acted in bad faith, with malice, and in their own personal interest (and not in the interest of the Company) in procuring the Company’s breach of the Minority Consent Rights.

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152.         As a result of these Defendants’ tortious interference with the Series D Subscription Agreement, Series E Subscription Agreement, and the Subscription and Joinder Agreements, Plaintiffs have suffered substantial damages, including the loss of value of their equity.

FIFTH CAUSE OF ACTION

Common Law Fraud

(Against the Company and Defendants Ben Haim, Ho, Yang, Tobin, Capper, and Scavilla)

153.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

154.         The Company and Defendants Ben Haim, Ho, Yang, Tobin, Capper, and Scavilla intentionally or with reckless disregard for the truth made and/or caused to be made misrepresentations and/or failed to disclose the true facts about the Company’s plans to enter into an IPO to induce Plaintiffs to invest in the Series E Prime shares at a price of $3.30 per share and enter into the Subscription and Joinder Agreements.

155.         The Company and these Defendants knew these representations, omissions, and fraudulent acts to be false when made, and intended to induce Plaintiffs’ reliance. The Company’s and these Defendants’ misrepresentations that the Company would IPO were intended to procure an infusion of cash to keep the Company afloat while Ben-Haim secretly pursued alternative sources of financing.

156.         Plaintiffs actually relied on these misrepresentations, omissions, and fraudulent acts, and their reliance was reasonable. Plaintiffs invested in the Series E Prime round and entered into the Subscription and Joinder Agreements based on the Company’s and these Defendants’ false representations and omissions about the potential IPO.

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157.         By reason of these misstatements, acts, and material omissions, Plaintiffs have suffered substantial damages, including (but not limited to) overpayment for their Series E Prime shares in an amount to be determined according to proof adduced at trial.

SIXTH CAUSE OF ACTION

Shareholder Oppression Under Section 212 of the Irish Companies Act of 2014

(Against all Defendants)

158.         Plaintiffs incorporate by reference all of the foregoing Paragraphs as if fully set forth herein.

159.         At all relevant times, Plaintiffs have been “members” of the Company, a company incorporated under the laws of the Republic of Ireland.

160.         Defendants have conducted the affairs of the Company and the Director Defendants have exercised their powers as directors of the Company in a manner oppressive to Plaintiffs and the other minority shareholders of the Company, including by (1) inducing Plaintiffs to invest in the Series E Prime round by falsely stating that the Company intended to complete an IPO; (2) by abandoning the IPO without any business justification and only for their own personal interests as owners (or representatives of the owners) of Series A, B, and C equity and/or fealty to Defendant Ben-Haim; and (3) approving, if approval occurs, the Company’s incurrence of additional debt that, as to Defendant Ben-Haim, substantially and directly benefits him at the expense of the Company and the Series D and Series E shareholders, granting him practically unfettered control and potentially allowing him to acquire ownership of the Company and eliminate the interests of the Series D and Series E shareholders substantially, if not completely, and as to at least Defendants Ben-Haim, Ho, and Yang, indirectly benefits them at the expense of the Company and the Series D and Series E shareholders by funding operating expenses through a debt that does not dilute the value of the Series A, B, and C equity rather than through an IPO that might dilute the value of the

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Series A, B, and C equity but would significantly strengthen the Company’s financial position and deliver to the Series D and Series E shareholders the benefits that they bargained for, all in violation of Section 212(1)(a) of the Irish Companies Act of 2014.

161.         Defendants have conducted the affairs of the Company and the Director Defendants have exercised their powers as directors of the Company in disregard of Plaintiffs’ interests as members, including by (1) inducing Plaintiffs to invest in the Series E Prime round by falsely stating that the Company intended to complete an IPO; (2) by abandoning the IPO without any business justification and only for their own personal interests as owners (or representatives of owners) of Series A, B, and C equity and/or fealty to defendant Ben-Haim; and (3) approving, if approval occurs, the Company’s incurrence of additional debt that, as to defendant Ben-Haim, substantially and directly benefits him at the expense of the Company and the Series D and Series E shareholders, granting him practically unfettered control and potentially allowing him to acquire ownership of the Company and eliminate the interests of the Series D and Series E shareholders substantially, if not completely, and as to at least Defendants Ben-Haim, Ho, and Yang, indirectly benefits them at the expense of the Company and the Series D and Series E shareholders by funding operating expenses through a debt that does not dilute the value of the Series A, B, and C equity rather than through an IPO that might dilute the value of the Series A, B, and C equity but would significantly strengthen the Company’s financial position and deliver to the Series D and Series E shareholders the benefits that they bargained for, all in violation of Section 212(1)(b) of the Irish Companies Act of 2014.

PRAYER FOR RELIEF

WHEREFORE, Plaintiffs demand judgment against Defendants in each Cause of Action of the Complaint, and request the following relief:

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A.	Recission of the Subscription and Joinder Agreements and full repayment of Plaintiffs’ investment in the Series E Prime;
B.	Monetary damages, including punitive damages, awarded to Plaintiffs in an amount to be determined;
C.	A Declaration that the Ben-Haim Debt would breach (and, to the extent already consummated, does breach) the Minority Consent Rights contained in the Series D Subscription Agreement and Series E Subscription Agreement and incorporated in the Subscription and Joinder Agreements;
D.	An Order permanently enjoining Defendants from (a) entering into or taking any act in furtherance of the Ben-Haim Debt absent Plaintiffs’ express written consent; and (b) entering into or taking any act in furtherance of any other debt financing agreement, absent Plaintiffs’ express written consent, that: (i) is not on market terms; (ii) is with any Company director, senior officer, or affiliates thereof; (iii) issues new debt or refinances existing debt above $10 million or that is otherwise not specifically identified in any currently-existing budget that has been disclosed to Plaintiffs in writing; (iv) creates or requires any new security interest against any of the Company’s assets; or (v) possesses any conversion right entitling the creditor to subscribe for or receive any equity security of the Company;
E.	Pursuant to Section 212(3) of the Irish Companies Act of 2014: (a) a declaration that by reason of the actions of the Defendants, or certain of them, the affairs of the Company are being conducted and/or the powers of the directors of the Company are being exercised in a manner oppressive to the Plaintiffs and the

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other minority shareholders of the Company in their capacity as shareholders of the Company; (b) a declaration that by reason of the actions of the Defendants, or certain of them, the affairs of the Company are being conducted and/or the powers of the directors of the Company are being exercised in disregard of the interests of the Plaintiffs and of the other minority shareholders of the Company in their capacity as shareholders of the Company; (c) an Order against the Defendants, or certain of them, prohibiting (or, if necessary canceling) the Ben-Haim Debt; (d) an Order requiring the Defendants, or certain of them, to develop and implement a plan for financing the Company in compliance with the Series D Subscription Agreement, Series E Subscription Agreement, and Subscription and Joinder Agreements, including issuing an IPO as soon as financially feasible; (e) an Order directing the Defendants, or certain of them, to repurchase Plaintiffs’ shares at their initial price; and/or (f) an Order directing the Defendants, or certain of them, to pay such compensation as this Court shall deem fit to the Plaintiffs arising from the Defendants’ oppressive conduct;
F.	An award of Plaintiffs’ costs, fees, and expenses, including reasonable attorneys’ fees; and
G.	Such other and further relief to which Plaintiffs justly are entitled.

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Dated:	October 4, 2023	CLARICK GUERON REISBAUM LLP
New York, New York
		By:	s/ Isaac B. Zaur
Isaac B. Zaur
Nora Niedzielski-Eichner
David Kimball-Stanley
220 Fifth Avenue, 14th Floor
New York, NY 10001
Phone: (212) 633-4310
izaur@cgr-law.com

ROLNICK KRAMER SADIGHI LLP

Marc B. Kramer
Steven M. Hecht
Jeffrey Ritholtz
1251 Avenue of the Americas
New York, NY 10020
Phone: (212) 597-2800

Attorneys for Plaintiffs

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VERIFICATION

STATE OF NEW YORK	)
) ss.:
COUNTY OF NEW YORK	)

Sanjiv Talwar, being duly sworn deposes and says:

1. I am the Head of Healthcare for Fred Alger Management, LLC, one of the Alger Plaintiffs.

2. I have read the foregoing Verified Complaint and know the contents thereof; and the same is true to my own knowledge insofar as it concerns the knowledge and activities of the Alger Plaintiffs, and as to the matters stated to be alleged upon information and belief or concerning the knowledge of the Redmile plaintiffs, I believe them to be true.

Sanjiv Talwar
Sworn to before me this
6th day of October, 2023

NOTARY PUBLIC

ISAAC BERKMAN ZAUR

NOTARY PUBLIC-STATE OF NEW YORK

No. 02ZA6411757

Qualified in Kings County

My Commission Expires 11-30-2024

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VERIFICATION

STATE OF CALIFORNIA	)
) ss.:
COUNTY OF SAN FRANCISCO	)

Robert C. Faulkner, being duly sworn deposes and says:

1. I am a Managing Director of the Redmile Group, one of the Redmile Plaintiffs.

2. I have read the foregoing Verified Complaint and know the contents thereof; and the same is true to my own knowledge insofar as it concerns the knowledge and activities of the Redmile Plaintiffs, and as to those matters stated to be alleged upon information and belief or concerning the knowledge of the Alger Plaintiffs, I believe them to be true.

Robert C. Faulkner
Sworn to before me this
6 day of October, 2023

NOTARY PUBLIC
OFFICIAL SEAL CIERA CHEEVER Notary Public for South Carolina Commission Expires March 10, 2030

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SUPREME COURT OF THE STATE OF NEW YORK COUNTY OF NEW YORK

FRED ALGER MANAGEMENT, LLC; ALGER 35 FUND; ALGER DYNAMIC RETURN FUND; ALGER HEALTH SCIENCES FUND; ALGER DYNAMIC OPPORTUNITIES FUND; ALGER LIFE SCIENCES INNOVATION FUND; ALGER SICAV – ALGER DYNAMIC OPPORTUNITIES FUND; ALGER SICAV – ALGER SMALL CAP FOCUS FUND; ALGER SICAV – ALGER WEATHERBIE SPECIALIZED GROWTH FUND; ALGER SMALL CAP FOCUS FUND; ALGER SMALL CAP GROWTH FUND; ALGER SMALL CAP GROWTH INSTITUTIONAL FUND; ALGER SMALL CAP GROWTH PORTFOLIO; ALGER WEATHERBIE SPECIALIZED GROWTH FUND; REDMILE GROUP, LLC; RAF, L.P.; REDMILE BIOPHARMA INVESTMENTS III, L.P.; and REDMILE STRATEGIC TRADING SUB, LTD.;	Index No. __________ Motion Sequence No. 1 Oral Argument Requested

Plaintiffs,

v.

IMPULSE DYNAMICS PLC; SHLOMO BEN HAIM; HERON HO; RAY YANG; JAMES TOBIN; JOSEPH CAPPER; DANIEL SCAVILLA; ANTONY OWERS; SHLOMI NACHMAN; JOHN LIDDICOAT; HOBART HEALTHCARE INVESTMENT LIMITED; IMPULSE DYNAMICS BV; TEODORO 29 CORP; CLIFORD INVESTMENT LIMITED; CSI CAPRICORNUS LIMITED; WARMLIGHT LIMITED; and RIGHT DIRECT INVESTMENTS LIMITED;

Defendants.

PLAINTIFFS’ MEMORANDUM OF LAW IN SUPPORT OF TEMPORARY AND PRELIMINARY INJUNCTIVE RELIEF AND EXPEDITED DISCOVERY

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TABLE OF CONTENTS

TABLE OF AUTHORITIES			ii

PRELIMINARY STATEMENT			1

FACTUAL BACKGROUND			3

LEGAL ARGUMENT			8

I.	Plaintiffs Are Entitled to a Preliminary Injunction		8

	a.	Plaintiffs Are Likely to Prevail on the Merits Because the Ben-Haim Debt Plainly Violates their Consent Rights	9

	b.	The Ben-Haim Debt Will Cause Irreparable Harm	12

	c.	The Balance of Equities Favors Injunctive Relief, Because the Ben-Haim Debt Seeks to Exploit a Liquidity Crunch of Ben-Haim’s and the Company’s Own Making	15

II.	The Court Should Set an Expedited Discovery Schedule		17

CONCLUSION			18

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TABLE OF AUTHORITIES

Cases
Alcatel Space, S.A. v. Loral Space & Commc’ns Ltd.,
154 F. Supp. 2d 570 (S.D.N.Y. 2001)	15

Asprea v. Whitehall Interiors NYC, LLC,
206 A.D.3d 402 (1st Dep’t 2022)	17

Bank of America, N.A. v. PSW NYC LLC,
No. 651293/2010, 29 Misc. 3d 1216(A), 2010 WL 4243437 (N.Y. Sup. Ct. N.Y. County Sept. 16, 2010)	17

Barbes Rest. Inc. v. ASRR Suzer 218, LLC,
140 A.D.3d 430 (1st Dep’t 2016)	9, 16

Bingham v. Struve,
184 A.D.2d 85 (1st Dep’t 1992)	9

Columbus Park Corp. v. Dep’t of Housing Preservation & Development of City of N.Y.,
80 N.Y.2d 19 (1992)	11

Congel v. Malfitano,
84 A.D.3d 1145 (2d Dep’t 2011)	18

Credit Suisse First Boston v. Utrecht-American Fin. Co.,
80 A.D.3d 485 (1st Dep’t 2011)	11

Davis v. Rondina,
741 F. Supp. 1115 (S.D.N.Y. 1990)	13, 15

Deka Immobilien Investment GmbH v. Lexington Avenue Hotel,
L.P., 196 A.D.3d 424 (1st Dep’t 2021)	18

Doe v. Axelrod,
73 N.Y.2d 748 (1988)	9

Gliklad v. Cherney,
97 A.D.3d 401 (1st Dep’t 2012)	9

Global Switching, Inc. v. Kasper,
No. CV-06-0412 (CPS), 2006 WL 385315 (E.D.N.Y. Feb. 17, 2006)	13

Hemmings v. Ivy League Apt. Corp.,
42 Misc. 3d 1215(A), 2003 WL 7044894 (Sup. Ct. N.Y. County. Dec. 24, 2013)	15

In re Gawronski,
411 B.R. 139 (Bankr. W.D.N.Y. 2009)	10

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In re McCann,
537 B.R. 172 (Bankr. S.D.N.Y. 2015)	10

Int’l Equity Investments, Inc. v. Opportunity Equity Partners Ltd.,
441 F. Supp. 2d 552 (S.D.N.Y. 2006)	13

Jones v. Park Front Apartments, LLC,
73 A.D.3d 612 (1st Dep’t 2010)	9

Kavanaugh v. Knitting Co.,
226 N.Y. 185 (1919)	17

Oracle Real Estate Holdings I LLC v. Adrian Holdings Co. I, LLC,
582 F. Supp. 2d 616 (S.D.N.Y. 2008)	14

Rational Strategies Fund v. Hill,
No. 651625/2013, 40 Misc.2d 1214(A), 2013 WL 3779654 (Sup. Ct. N.Y. County July 18, 2013)	18

Rebell v. Muscat,
26 A.D.2d 685 (2d Dep’t 1966)	13

Ruiz v. Meloney,
26 A.D.3d 485 (2d Dep’t 2006)	16

Street v. Vitti,
685 F. Supp. 379 (S.D.N.Y. 1988)	13, 17

Suchodolski Assocs., Inc. v. Cardell Fin. Corp.,
No. 03-cv-4148, 2003 WL 22909149 (S.D.N.Y. Dec. 10, 2003)	13

Tucker v. Toia,
54 A.D.2d 322 (4th Dep’t 1976)	9

Wisdom Import Sales Co., LLC v. Labatt Brewing Co. Ltd.,
339 F.3d 101 (2d Cir. 2003)	13, 14, 15

Woods v. Boston Scientific Corp.,
No. 06 Civ. 5380(AKH)(THK), 2006 WL 4495530 (S.D.N.Y. Nov. 1, 2006)	13

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Plaintiffs respectfully submit this Memorandum of Law in support of their Order to Show Cause seeking temporary injunctive relief and expedited discovery.

PRELIMINARY STATEMENT

Plaintiffs ask the Court to enjoin a $50 million debt financing that is clearly prohibited by contract and that will irremediably tip Impulse Dynamics plc (“Impulse Dynamics” or the “Company”) into a debt spiral that will destroy its financial viability and hand total control to the already entrenched shareholder who is attempting to bring it about. Indeed, the Company appears to have already accepted $5 million in furtherance of this debt financing, though Defendants have not confirmed its final terms or even whether definitive documents have been signed.

Plaintiffs are substantial equity owners of Impulse Dynamics—an early-stage medical device company on the precipice of financial collapse. Just months ago, Plaintiffs injected an additional $46 million into the Company—bringing their collective investment to more than $80 million—to provide the Company desperately needed cash until it could successfully IPO. To protect their sizable investment, Plaintiffs negotiated contractual “approval rights” that prohibited certain corporate transactions unless and until they were approved by Plaintiffs. Included among the prohibited transactions were material transactions with insiders, unbudgeted loans greater than $10 million, borrowings above market terms, and the grant of any new equity conversion right or security interest over Company assets. However, Impulse Dynamics and Company insiders now seek to complete—without Plaintiffs’ approval—transactions that violate all of these prohibitions: two unbudgeted $25 million loans at between 12 and 18 percent interest from Shlomo Ben-Haim, Company founder and board member, both of which would be convertible to equity at an astounding 30 percent discount, and one of which would be secured by the Company’s assets. The proposed transactions would nearly double the Company’s debt

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load and push it toward insolvency.

This startling breach of contract has been carefully engineered by Ben-Haim to advance his own financial interests at the expense of Plaintiffs. Indeed, in July 2023, only weeks after the Plaintiffs wired their funds—and despite assurances that the Plaintiffs’ investments would help facilitate the IPO—Ben-Haim and the board terminated the IPO process, which would have disproportionately diluted Ben-Haim’s and certain other board members’ equity investments in the Company. At the same time, Defendants fired the Company CEO (who had assured Alger and Redmile that the Company would move forward with the IPO) and installed Ben-Haim as “interim CEO.” Two members of the board immediately resigned, followed only days later by the CFO. Shortly thereafter, when it emerged that Ben-Haim had been lying about the prospects for an alternative deal, another three board members resigned. Thus, within a matter of weeks, Ben-Haim’s de facto takeover resulted in the removal of a majority of the board of directors and the Company’s most important senior executives.

With all obstacles to his plan removed—and having created a financial emergency (with the Company burning cash at a rate that would leave it insolvent by December at the latest), Ben-Haim stepped forward with his own self-interested proposal to make above-market loans without the approval of Plaintiffs. The proposed transactions violate at least five separate provisions in the subscription agreements that require Plaintiffs’ advance approval. And they would give Ben-Haim nearly half of the Company’s debt, which positions him to continue driving the Company into insolvency, default the Company on the debt, acquire the Company in bankruptcy, and eliminate Plaintiffs’ interests entirely.

These are circumstances that cry out for equitable and injunctive relief. If the transactions are allowed to proceed over Plaintiffs’ objections, it will be impossible to remedy.

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Caselaw and common sense confirm that an approval right is irreparably lost if it is not honored. Moreover, if the unapproved transactions at issue here move forward, it will be virtually impossible to “unscramble the eggs.” If the prohibited loans are approved and additional funds are transmitted, the Company will immediately utilize such funds and the cascade or resulting transactions will be impossible to undo. The essential purpose of an approval right is to allow consent to be withheld and to prevent injurious transactions before they move forward. Declaratory and injunctive relief is the only remedy that will effectively protect Plaintiffs’ approval rights and, potentially, their entire minority interests in the Company.

Moreover, and critically, the Ben-Haim debt transactions are completely unnecessary. Just last week, Plaintiffs themselves proposed a term sheet for a recapitalization that would inject a total of $150 million in new equity capital, allowing existing investors, including Ben-Haim, to reinvest as well to avoid dilution of their own stakes. Liquidity for Impulse Dynamics was available from the public market until Ben-Haim and his cronies terminated the IPO process. It is available today from the private market, as Plaintiffs’ proposal demonstrates. Ben-Haim, however, is bent on a “solution” that will doom the Company and serve only himself. His debt transactions are forbidden by contract and should be enjoined by the Court.

FACTUAL BACKGROUND

Impulse Dynamics is a commercial-stage medical device company delivering a new form of therapy for heart failure known as cardiac contractility modulation (“CCM”). (Compl. ¶ 55.) This treatment is provided by the Company’s Optimizer Smart System, which is the only FDA-approved system for delivering CCM therapy. (Id. ¶ 56.) While the Company is poised for significant growth in the event that promising research supports a clinical indication for use of its product with a wider class of patients, it has not yet achieved profitability and consumes cash at a steady rate, requiring substantial ongoing investment of approximately $80 million each year.

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(Id. ¶¶ 58, 116.)

Plaintiffs are investment funds who have committed tens of millions of dollars to the Company between 2019 and 2023. (Id. ¶¶ 13–31, 62, 67, 84, 92.) Redmile purchased Series D and Series E shares for a total of approximately $36 million. (Id. ¶¶ 62, 92.) Alger purchased Series E shares at a total price of approximately $50 million. (Id. ¶¶ 67, 84.) Collectively, Plaintiffs own approximately 14 percent of the Company’s Series D shares and approximately 72 percent of the Company’s Series E shares. (Id. ¶ 31.) The subscription agreements for these two series contain essentially identical protective covenants. (Id. ¶¶ 63–65, 68, 74–77, 85–86.) As relevant here, Section 3.5(b) of the December 23, 2022, Amended and Restated Stock Subscription Agreement for the Class E common shares provides as follows:

Notwithstanding the other provisions of this Amended Agreement, the Articles or similar constitutional documents of the Company, no action shall be taken by the Company in respect of any of the following matters, unless written consent by the [investors holding a majority of the Series E shares] is obtained:

...

(xi) grant any option or right to subscribe for or to convert any instrument into [common stock] or other securities of the Company, except in connection with a transaction that does not otherwise require the prior consent of the Majority Investors pursuant to this Section 3.5(b);

...

(xiii) borrow any money or incur any debt that is not at market terms, in the reasonable discretion of the Board;

(xiv) make any provision of security, guarantee or indemnity in any form, or create any financial commitment or Encumbrance (as defined in the Articles) over the Company’s assets...other than during the normal course of the Principal Business or in connection with a transaction which does not otherwise require the prior consent of the Majority Investors;

...

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(xvii) incur any new indebtedness in excess of US$10 million in the aggregate, exclusive of Permitted Indebtedness [defined to mean certain existing debt facilities with an existing lender] or indebtedness included in a budget approved by the Board;

...

(xxii) enter into or be a party to any new material transaction with any director, or executive officer of the Company or any “associate” (as defined in Rule 12b-2 promulgated under the Exchange Act, except an officer) of any such person, except material transactions made in the ordinary course of business of the Company and pursuant to reasonable requirements of the Company’s business and upon fair and reasonable terms that are approved by the Board.

(Zaur Aff. Ex. C (“Series E Subscription Agreement”) § 3.5(b).) The June 2023 Joinders in the Series E Subscription Agreement and the analogous subscription agreement for the Series D shares incorporate these protections. (Zaur Aff. Ex D (“Series E Subscription and Joinder Agreements”) § 3.1, Ex. B (“Series D Subscription Agreement”) § 3.5(b).)

The Company marketed the Series E round on the strength of an anticipated IPO, inducing Plaintiffs to invest $46 million in new money on the basis of assurances that an IPO would shortly follow their investment. (Compl. ¶¶ 4, 69–84.) Indeed, bankers hired by the Company identified strong interest in an IPO and indicated that the Company would be able to raise in the neighborhood of $140 million or more in much needed cash within two to three weeks. (Id. ¶ 100.) However, Ben-Haim and his allies on the board understood that an IPO would substantially dilute their own investments vis-à-vis more recent investors, because the IPO was likely to price below a threshold that would have entitled the Series E and Series D shareholders to the issuance of a substantial number of new shares pursuant to a “full ratchet” anti-dilution feature of the Series D and Series E Subscription Agreements. (Series D Subscription Agreement § 3.6; Series E Subscription Agreement § 3.6; Zaur Aff. Ex. E (April 28, 2023, Draft Board Meeting Minutes (CEO recognizing that “the valuation range indicated in an IPO would be based

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on a multiple of five to six times 2024 revenue, which would negatively impact the A, B, and C classes of shareholders given the anti-dilution provisions protecting the D and E classes of shareholders”).) Accordingly, Ben-Haim and his cronies on the board terminated the IPO process in July 2023, just weeks after Plaintiffs had wired their funds for their additional Series E investments—and fired the CEO who had successfully generated interest in the IPO. (Compl. ¶¶ 96–100.) Several board members resigned in protest of this act. (Id. ¶ 101.)

The artificial termination of the IPO did not just fly in the face of the Company’s promises. It also put the Company in a cash crunch. (Compl. ¶¶ 116–17.) And now, it is that very cash crunch that Ben-Haim and his allies are exploiting to force through a debt financing that would make the Company even more beholden to them and render any future equity investment near impossible.

In late August, Plaintiffs learned that the Company was contemplating taking on new convertible debt from Ben-Haim. (Compl. ¶ 112.) Plaintiffs expressed their strong objection to such a course, invoked their consent rights, and repeatedly requested to review the terms of the proposed debt. (Zaur Aff. Ex. F (Letter from M. Kramer dated Aug. 29, 2023).) In response, the Company declined to provide the terms of the contemplated financing but denied that Plaintiffs’ consent rights applied, including by suggesting—preposterously—that the proposed new debt was “in the ordinary course of business.” (Zaur Aff. Ex. G (Letter from S. Musoff dated Aug. 31, 2023).)

Recognizing the urgent need for more cash created by Ben-Haim’s decision to suspend the IPO process, Plaintiffs have worked diligently to identify viable sources of new liquidity, including with the participation of potential strategic partners in the medical device industry. (Compl. ¶¶ 124–125.)

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Rather than participate in this effort, the Company instead pressed forward with the insider debt transaction favored by Ben-Haim and his allies. At 4:53 pm on the afternoon of Friday, September 22, the Company shared draft documents reflecting some (but apparently not all) terms of the proposed transactions. (Compl. ¶¶ 113.) According to these documents, the Company proposed to accept (1) $25 million at an interest rate of 14 percent from Hobart HealthCare Investment Limited (“Hobart”) an entity wholly owned and controlled by Ben-Haim (“September 22 Hobart Loan”); and (2) another $25 million at an interest rate of 14 percent from Globalworld Limited (“Globalworld”), an entity wholly owned and controlled by members of a family with whom Ben-Haim has a close personal relationship (“September 22 Globalworld Loan”). (Zaur Aff. Ex. H (“September 22 Hobart Loan Agreement”); Ex. I (“September 22 Globalworld Loan Agreement”).)

The September 22 Hobart Loan Agreement included a provision giving Ben-Haim the right to convert it to equity in the event of any new equity raise at a 30 percent discount to the price of such new equity. (September 22 Hobart Loan Agreement § 6.3.) The September 22 Globalworld Loan Agreement included a similar conversion right and appeared to have a true interest rate of 18 percent, because the nominal 14 percent rate would have escalated to 18 percent upon an event of default, which likely has already occurred under the definitions contained in the deal because the Company is in default under its agreement with its existing lender. (September 22 Globalworld Loan Agreement § 6.3, 1.1, 9.) Moreover, the September 22 Globalworld Loan Agreement would have been secured by a pledge of Company assets. (Id. § 1.1, 7.1, Exhibit A.)

On Tuesday, September 26, the Company informed Plaintiffs that it no longer proposed to take any part of the new debt from Globalworld, but would instead borrow the entire $50

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million from Ben-Haim himself. (Zaur Aff. Ex. L (Scott Way email dated Sept. 26, 2023); Compl. ¶ 114.) The Company circulated new draft debt documents, providing for two loans of $25 million each from Hobart with the same 30 percent conversion discounts, one unsecured like the September 22 Hobart Loan and the other secured by a lien against Company assets (“Ben-Haim Debt”). (See Zaur Aff. Ex. H (“Ben-Haim Unsecured Loan Agreement”) and Ex. K (“Ben-Haim Secured Loan Agreement”).)

Plaintiffs have protested the incurrence of this debt, including by invoking their consent rights under the Subscription Agreements, but the Company continues to insist that it will go forward with or without their consent. (Zaur Aff. Ex. L.) Indeed, it appears that the Company has already accepted at least $5 million from Ben-Haim in furtherance of the prohibited transaction. (Compl. ¶ 115.)

Plaintiffs, meanwhile, have successfully identified an alternative and far cheaper source of funding. Earlier this week, the Plaintiffs proposed a term sheet for a recapitalization that would inject a total of $150 million in new equity capital, allowing existing investors, including Ben-Haim, to reinvest as well to avoid dilution of their own stakes. (Compl. ¶¶ 128–29.) The Company has not responded substantively or scheduled a follow-up discussion.

LEGAL ARGUMENT

I.	Plaintiffs Are Entitled to a Preliminary Injunction

It is well settled that “[a] preliminary injunction may be granted under CPLR article 63 when the party seeking such relief demonstrates: (1) a likelihood of ultimate success on the merits; (2) the prospect of irreparable injury if the provisional relief is withheld; and (3) a balance of equities tipping in the moving party’s favor.” Doe v. Axelrod, 73 N.Y.2d 748, 750 (1988). See also Jones v. Park Front Apartments, LLC, 73 A.D.3d 612, 612 (1st Dep’t 2010). Plaintiffs have met each of those requirements here.

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a.	Plaintiffs Are Likely to Prevail on the Merits Because the Ben-Haim Debt Plainly Violates their Consent Rights

The Ben-Haim Debt plainly requires Plaintiffs’ consent, and the Company plainly intends to go forward without that consent. Hence, there is no serious dispute that Plaintiffs are reasonably likely to succeed on the merits of their claim.

In order to establish a likelihood of success on the merits for purposes of the preliminary injunction standard, “‘[a] prima facie showing of a reasonable probability of success is sufficient; actual proof of [plaintiff’s] claims should be left to a full hearing on the merits.’” Barbes Rest. Inc. v. ASRR Suzer 218, LLC, 140 A.D.3d 430, 431 (1st Dep’t 2016). “[T]he showing of a likelihood of success . . . must not be equated with the showing of a certainty of success” on the merits. Bingham v. Struve, 184 A.D.2d 85, 88 (1st Dep’t 1992) (emphasis in original) (quoting Tucker v. Toia, 54 A.D.2d 322, 326 (4th Dep’t 1976)). Similarly, the mere possibility that a “defendant may have a meritorious defense” does not preclude the movant from establishing a likelihood of success on the merits. Gliklad v. Cherney, 97 A.D.3d 401, 402-03 (1st Dep’t 2012).

Here, it is entirely clear that the Ben-Haim Debt breaches the Series D Subscription Agreement, the Series E Subscription Agreement, and the Series E Subscription and Joinder Agreements, absent Plaintiffs’ consent.

First, because Ben-Haim is both a member of the Company’s Board and the owner of Hobart, the Ben-Haim Debt is plainly a material transaction with an affiliate of a member of the Company’s board outside the ordinary course of business, thus requiring Plaintiffs’ consent pursuant to 3.5 (b)(xxii) of the Series D Agreement and Series E Agreement. In making the fact-specific determination of whether transactions are outside the ordinary course of business, courts compare the transaction to other transactions by the business. In re McCann, 537 B.R. 172, 178

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(Bankr. S.D.N.Y. 2015) (“whether the transaction exposes ‘a hypothetical creditor to economic risks different from those accepted when such creditor initially extended credit to the debtor,’ and whether the transaction at issue is comparable to the types of transactions entered into by similar businesses.”); In re Gawronski, 411 B.R. 139, 141 (Bankr. W.D.N.Y. 2009) (loan extraordinary when it was “more than half” of existing unsecured debt). To underscore how far outside the ordinary course of the Company’s business this $50 million loan is, one need only look to the “Permitted Indebtedness” definition in the Series E Subscription Agreement. (Series E Subscription Agreement § 3.1(o).) That definition sets $1 million as the permitted amount of debt the Company may incur in the ordinary course of its business through credit cards or other unsecured indebtedness. (Id. § 3.1(o)(v-vi).) The Company has primarily been financed through five series of equity offerings, and its only material debt today consists of a $55 million secured loan from an entity known as Kennedy Lewis. (Compl. ¶¶ 51, 103.) Hence, the $50 million Ben-Haim Debt would nearly double the Company’s debt load and greatly accelerate its debt service cost and hence its cash burn rate. It is thus inarguably outside the ordinary course of the Company’s business.

Second, the Ben-Haim Debt is not anticipated in any Company budget that has ever been disclosed to Plaintiffs, including in response to pointed recent demands for information. Since each loan exceeds $10 million, this means that Plaintiffs’ consent is also required pursuant to Section 3.5(b)(xvii) of the Series D Agreement and Series E Agreement, requiring consent for any new indebtedness over $10 million other than as reflected in a budget approved by the Company’s board. Nor can the Company escape this consent right by passing a new ad hoc budget for this purpose.1

[1]

The Company cannot credibly argue that the Ben-Haim Debt was purportedly “included in a budget approved by the Board.” Such an interpretation would subvert the plain meaning of Section 3(b)(xvii) by allowing the

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Third, the Ben-Haim Debt contains a conversion right:

...prior to any proposed sale of equity securities of Parent the net proceeds of which are intended to be more than US$25,000,000, Parent shall hold a shareholder vote to request shareholder approval to convert the outstanding principal amount of the Loan, and any accrued interest, to shares issued in such financing at a thirty percent (30%) discount to the issue price to be paid by investors in such equity financing.

(Ben-Haim Secured Loan Agreement § 6.3; Ben-Haim Unsecured Loan Agreement § 6.3.) Although this provision purports to be conditioned on a shareholder vote, a “shareholder vote” is not the same as approval by a majority of the Series D and Series E shareholders. This provision does not, therefore, create a mechanism for seeking the written consent of the majority of the Series D and Series E shareholders that those shareholders bargained for with respect to options and conversions in their respective subscription agreements. (Series E Subscription Agreement §3.5(b)(xi); Series D Subscription Agreement § 3.5(b)(xi).) Nor does any other aspect of the supposedly conditional nature of this conversion right make this provision anything other than an “option or right to subscribe for or to convert any instrument into Ordinary Shares or other securities of the Company” under the unambiguous text of Section 3.5(b)(xi) (See Series E Subscription Agreement §3.5(b)(xi); Series D Subscription Agreement § 3.5(b)(xi).) Hence, this feature of the Ben-Haim Debt plainly triggers Plaintiffs’ consent right under that subsection—and would even if the conversion right did not carry a punitive 30 percent discount feature. (Ben-Haim Secured Loan Agreement § 6.3; Ben-Haim Unsecured Loan Agreement §

Company to circumvent Plaintiffs’ consent rights by approval of a make-shift budget specifically designed to include any such new debt. A court must not accept the interpretation of a contract provision that renders it meaningless. See Columbus Park Corp. v. Dep’t of Housing Preservation & Development of City of N.Y., 80 N.Y.2d 19, 31 (1992) (“[A] construction which makes a contract provision meaningless is contrary to basic principles of contract interpretation.”). Nor can it accept an interpretation that would render a promise illusory. See Credit Suisse First Boston v. Utrecht-American Fin. Co., 80 A.D.3d 485, 488-89 (1st Dep’t 2011) (“an interpretation that renders a contract illusory and therefore unenforceable is disfavored and enforcement of a bargain is preferred”)

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6.3.)

Fourth, the secured portion of the Ben-Haim Debt requires a new pledge of Company assets, which also clearly requires Plaintiffs’ consent. (See Ben-Haim Secured Loan Agreement § 7.1, 1.1, Exhibit A; Series E Subscription Agreement § 3.5(b)(xiv); Series D Subscription Agreement § 3.5(b)(xiv).)

Fifth, the Ben-Haim Debt is manifestly not at market terms, given not only its high interest rates (14 percent for the unsecured portion and between 12 and 18 percent for the secured portion), but also the extraordinary conversion discount right attached to the loans. (Ben-Haim Secured Loan Agreement § 1.1, 6.3; Ben-Haim Unsecured Loan Agreement § 1.1, 6.3.) Hence, they fall under Plaintiffs’ right to consent to any action by the Company in furtherance of an effort to “borrow any money or incur any debt that is not at market terms, in the reasonable discretion of the Board.” (Series E Subscription Agreement § 3.5(b)(xiii).)

For all of these reasons, it is not only “reasonably likely” but essentially certain that Plaintiffs will prevail on their cause of action for a declaration that the proposed terms of the Ben-Haim Debt trigger their consent rights (if the deal is not concluded before judgment is rendered) and that the Company has breached the Series D and Series E Subscription Agreements (to the extent it goes through with the Ben-Haim Debt before judgment is rendered).

b.	The Ben-Haim Debt Will Cause Irreparable Harm

The consent rights at issue here are the paradigm of rights that will be irreparably harmed in the absence of preliminary injunctive relief because their exact purpose is to give Plaintiffs the right to consent—or not—in advance to proposed action that would alter the balance of power at the Company.

Courts have frequently recognized that the “loss of ‘bargained-for minority rights’ may constitute irreparable harm where those rights ‘are central to preserving an agreed-upon balance

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of power in corporate management.’” Woods v. Boston Scientific Corp., No. 06 Civ. 5380(AKH)(THK), 2006 WL 4495530, at *22 (S.D.N.Y. Nov. 1, 2006) (quoting Wisdom Import Sales Co., LLC v. Labatt Brewing Co. Ltd., 339 F.3d 101 (2d Cir. 2003)); see also Int’l Equity Investments, Inc. v. Opportunity Equity Partners Ltd., 441 F. Supp. 2d 552, 563 (S.D.N.Y. 2006) (“[c]onduct that unnecessarily frustrates efforts to obtain or preserve the right to participate in the management of a company may constitute irreparable harm”) (internal quotes and citations omitted); Global Switching, Inc. v. Kasper, No. CV-06-0412 (CPS), 2006 WL 385315, at *3 (E.D.N.Y. Feb. 17, 2006) (holding that plaintiffs suffered irreparable harm where they had lost “a measure of control over their business”); Davis v. Rondina, 741 F. Supp. 1115, 1125 (S.D.N.Y. 1990) (holding that damages could not compensate plaintiff for “loss of the opportunity to continue to manage the company which she has helped to build and for which she has guaranteed substantial loans”). “The dilution of a party’s stake in, or a party’s loss of control of, a business constitutes irreparable harm.” Suchodolski Assocs., Inc. v. Cardell Fin. Corp., No. 03-cv-4148, 2003 WL 22909149, at *4 (S.D.N.Y. Dec. 10, 2003); see also Street v. Vitti, 685 F. Supp. 379, 384 (S.D.N.Y. 1988) (enjoining majority shareholder from taking actions to dilute minority shareholdings); Rebell v. Muscat, 26 A.D.2d 685, 686 (2d Dep’t 1966) (recognizing the “undeniable probability of irreparable damage” where plaintiffs’ shares would be diluted).

These decisions emanate from the more general rationale that “where the contract right has ‘intrinsic value’ that cannot easily be quantified, the bargained-for provisions may provide a basis for injunctive relief.” Oracle Real Estate Holdings I LLC v. Adrian Holdings Co. I, LLC, 582 F. Supp. 2d 616, 625 (S.D.N.Y. 2008). Wisdom Import Sales is particularly illustrative. 339 F.3d 101. There, as here, the parties entered into certain investment agreements that gave the movant, Wisdom, a “minority veto power over certain “fundamental” changes in the joint

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venture. 339 F.3d at 104. The court found that the defendant “likely breached” these minority rights and issued a preliminary injunction enjoining defendants from taking any further action in breach of those rights. Id. at 113. The Second Circuit affirmed, holding that the minority rights in the contract had “intrinsic value” not easily valued or compensated through a money-damages award: “Wisdom expressly negotiated for and received the right to veto certain transactions with which it disagreed before those transactions commenced, a right that is irretrievably lost upon breach, and may not be compensable by non-speculative damages.” Id. at 114. The court held that “the denial of bargained-for minority rights, standing alone, may constitute irreparable harm, for purposes of obtaining preliminary injunctive relief where such rights are central to preserving an agreed-upon balance of power . . . in corporate management.” Id.

The Ben-Haim Debt would clearly deprive Plaintiffs of their “bargained-for minority rights” with substantial “intrinsic value”—and, equally clearly, would alter the balance of power at the company. The purpose of the consent rights was specifically to give Plaintiffs control over any attempt to take on excessive debt, transact with insiders, or further entrench Ben-Haim’s control. Ben-Haim already owns more than 40% of the voting stock of the Company and controls a majority of the board. (Compl. ¶ 119.) If he were to also become the Company’s second largest creditor—and if he were to get away with the plainly prohibited insider transaction—his entrenchment will be complete. Indeed, the Ben-Haim Debt would position Ben-Haim—in furtherance of an apparent “loan to own” strategy—to push the Company into bankruptcy and acquire its assets for himself in that context.

Two specific features of the Ben-Haim Debt also support a finding of a likelihood of irreparable harm here. The increased debt service cost it would impose will only accelerate the Company’s cash consumption—and with no IPO in sight to provide fiscal relief, given Ben-

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Haim’s intervention to stymie that approach. Equally important, the 30-percent discounted conversion right included in the proposed loans will act as a poison pill to make any new equity raise prohibitively costly.

The minority protections at issue here were a material inducement to Plaintiffs’ willingness to invest the tens of millions they provided the Company by purchasing Series D and Series E shares. Defendants have and continue to threaten to undertake prohibited corporate actions while steamrolling over Plaintiffs’ consent rights. The deprivation of the “intrinsic value” of these bargained-for protections in breach of the applicable contracts is precisely the harm routinely recognized as irreparable. See Hemmings v. Ivy League Apt. Corp., 42 Misc. 3d 1215(A), 2003 WL 7044894, at *5, n. 2 (Sup. Ct. N.Y. County. Dec. 24, 2013) (“the denial of bargained-for minority rights standing alone, may constitute irreparable harm for the purpose of obtaining an injunction”) (quoting Wisdom Import Sales, 339 F.3d at 114)); Alcatel Space, S.A. v. Loral Space & Commc’ns Ltd., 154 F. Supp. 2d 570, 584 (S.D.N.Y. 2001) (“the loss of Alcatel’s bargained-for minority rights independently satisfy the irreparable harm requirement”); Davis v. Rondina, 741 F. Supp. 1115, 1125 (S.D.N.Y. 1990) (breach of shareholder agreement by excluding minority shareholder from management of the corporation constitutes irreparable harm).

Money damages are not an adequate substitute for bargained-for consent rights under the law, and they will not be an adequate remedy if the Ben-Haim Debt pushes the Company into bankruptcy either through the increased cost of debt service or the unavailability of future equity financing.

c.	The Balance of Equities Favors Injunctive Relief, Because the Ben-Haim Debt Seeks to Exploit a Liquidity Crunch of Ben-Haim’s and the Company’s Own Making

Ben-Haim and the Company’s remaining board members have consistently acted in their

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own interests rather than the Company’s, a pattern which is only continued in the debt offering Plaintiffs seek to enjoin by this motion. By abandoning the IPO and by endorsing the Ben-Haim Debt, they have placed the Company at risk in order to enhance their own control and/or minimize any potential dilution of their stake. On the other side of the balance of equities, Defendants can hardly claim to be prejudiced by an injunction that would merely enforce Plaintiffs’ already-existing contract rights. Hence, the equities clearly favor entry of an injunction.

“The balancing of the equities requires the court to determine the relative prejudice to each party accruing from a grant or denial of the requested relief.” Barbes Restaurant Inc. v. ASRR Suzer 218, LLC, 140 A.D.3d 430, 432 (1st Dep’t 2016). Courts consider the equities to weigh in favor of an injunction where it is necessary to “maintain the status quo and prevent” actions that transpire during the pendency of the action “that could render a judgment ineffectual.” Barbes Restaurant, 114 A.D.3d at 432 (citing Ruiz v. Meloney, 26 A.D.3d 485, (2d Dep’t 2006)).

Courts have recognized that the balance of the equities tips in favor of granting equitable relief where the injunctive relief does little more than requiring the enjoined party to comply with its existing contractual obligations during the pendency of the action. See Asprea v. Whitehall Interiors NYC, LLC, 206 A.D.3d 402, 403 (1st Dep’t 2022) (balance of equities favored movant because non-moving party “will not be prejudiced given . . . the fact that she is enjoined only from conducting business that would likely be in violation of the parties’ agreements”); Bank of America, N.A. v. PSW NYC LLC, No. 651293/2010, 29 Misc. 3d 1216(A), 2010 WL 4243437, at *13 (N.Y. Sup. Ct. N.Y. County Sept. 16, 2010) (“the balance clearly tips in favor of plaintiffs, who merely seek to hold [non-moving party] to its contractual obligations

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under the [ ] Agreement”).

Plaintiffs seek injunctive relief merely requiring Defendants to honor their contractual obligations, which they have proven to be all too willing to flout. Requiring Defendants to refrain from breaching their pre-existing contractual obligations presents no cognizable harm to them, while preserving what is left of the valuable rights Plaintiffs bargained for. See, e.g., Street v. Vitti, 685 F. Supp. 379, 385 (S.D.N.Y. 1988) (finding that balance of hardships favors plaintiffs where “[w]ithout an injunction, plaintiffs risk losing . . . their rights to manage the company, review corporate books and records, and protect their ownership interests”); Kavanaugh v. Knitting Co., 226 N.Y. 185, 196 (1919) (“[a] court of equity will protect a minority stockholder against the acts or threatened acts of the board of directors or of the managing stockholders of the corporation, which violate the fiduciary relation and are directly injurious to the stockholders”); .

Plaintiffs are likely to prevail on all of their claims, will be irreparably harmed absent injunctive relief, and the balance of equities weighs in favor of granting them such relief because doing so serves the public interest and the critical medical-device industry, without harming Defendants, who would merely be required to comply with their contractual obligations.

II.	The Court Should Set an Expedited Discovery Schedule

In addition to a temporary restraining order and preliminary injunction, the Court should set a schedule for limited expedited discovery to disclose the entire terms and negotiation history of the Ben-Haim Debt, as well as that of the other financing options previously and presently available for the Company’s consideration.

“The decision of whether to grant expedited discovery is within the discretion of th[e] Court.” Rational Strategies Fund v. Hill, No. 651625/2013, 40 Misc.2d 1214(A), 2013 WL 3779654, at *3 (Sup. Ct. N.Y. County July 18, 2013) (granting plaintiff’s request for expedited

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discovery in connection with motion for preliminary injunction); Deka Immobilien Investment GmbH v. Lexington Avenue Hotel, L.P., 196 A.D.3d 424, 425-26 (1st Dep’t 2021) (finding no “abuse of discretion in ordering expedited discovery”); Congel v. Malfitano, 84 A.D.3d 1145, 1146 (2d Dep’t 2011) (motion court “did not improvidently exercise its discretion in limiting the scope of discovery and providing for an expedited discovery schedule”).

Given the Company’s precarious financial position, Defendants’ cancellation of an IPO and ouster of the former CEO, and their improper and needless resort to insider debt, all within weeks or months of Plaintiffs’ most recent financing contributions, it is essential that the informational asymmetry between these parties be addressed and Plaintiffs provided more visibility into Defendants’ machinations, including exactly the terms on which the Ben-Haim Debt was negotiated, and the extent to which Defendants have considered (or are considering) alternative financing options.

CONCLUSION

For the foregoing reasons, Plaintiffs respectfully request that their motion be granted in all respects, the injunctive relief sought be imposed, an order setting forth an expedited discovery schedule be entered, and such other and further relief be directed as the Court deems just and proper.

Dated:	October 4, 2023	CLARICK GUERON REISBAUM LLP
New York, New York
By: s/ Isaac B. Zaur
Isaac B. Zaur
Nora Niedzielski-Eichner
David Kimball-Stanley
220 Fifth Avenue, 14th Floor
New York, NY 10001
Phone: (212) 633-4310
izaur@cgr-law.com

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ROLNICK KRAMER SADIGHI LLP

Marc B. Kramer
Steven M. Hecht
Jeffrey Ritholtz 1251 Avenue of the Americas
New York, NY 10020
Phone: (212) 597-2800

Attorneys for Plaintiffs

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RULE 17 CERTIFICATION

I am the attorney who is filing this document. I hereby certify that this document, exclusive of the caption, table of contents, table of authorities, and signature block contains 5,644 words as counted by the word-processing system used to prepare the document.

s/ Isaac B. Zaur
Isaac B. Zaur

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